Investment Risks	Apr. 30, 2026
Kinetics Spin-Off And Corporate Restructuring Fund | Crypto Asset Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]	Crypto Asset Exposure Risk: Crypto assets (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although crypto assets are an emerging asset class, they are not presently widely accepted as a medium of exchange. There are thousands of crypto assets, the most well-known of which is bitcoin.
Bitcoin or BTC was the first decentralized crypto asset. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on an online, peer-to-peer computer network that hosts a public transaction ledger where crypto assets transfers are recorded (the “Bitcoin Blockchain”). Bitcoin has no physical existence and exists solely through the record of transactions on the Bitcoin Blockchain. The Bitcoin Network allows people to exchange tokens of value, bitcoins, which are recorded on a public transaction ledger known as a blockchain. The Fund may invest indirectly in bitcoin through GBTC and through other pooled investment vehicles that provide exposure to crypto assets. GBTC is a Bitcoin ETF that enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.
In addition to the general risks of investing in other investment vehicles, the value of the Fund’s indirect investments in crypto assets are subject to fluctuations in the value of the crypto asset, which can be highly volatile. The value of crypto assets is determined by the supply and demand for crypto assets in the global market for the trading of crypto assets, which consists primarily of transactions on crypto asset trading platforms. The value of crypto assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in crypto assets generally may not be based on fundamental analysis. The Fund’s exposure to crypto assets can result in substantial losses to the Fund.
Crypto assets facilitate decentralized, peer-to-peer financial exchange and value storage, without the oversight of a central authority or banks. The value of crypto assets are not backed by any government, corporation, or other identified body. Crypto assets are also susceptible to theft, loss and destruction.
Crypto assets trade on crypto asset trading platforms, which are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These crypto asset trading platforms can cease operating temporarily or even permanently, resulting in the potential loss of users’ crypto assets or other market disruptions. Crypto asset trading platforms may be more exposed to the risk of market manipulation than exchanges for more traditional assets. Individuals or organizations holding a large amount of crypto assets in which the Fund may invest indirectly (also known as “whales”) may have the ability to manipulate the prices of those crypto assets. Crypto asset trading platforms on which crypto assets are traded are or may become subject to enforcement actions by regulatory authorities. Crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, crypto asset trading platforms may be operating out of compliance with regulations, and many crypto asset trading platforms lack certain safeguards established by more traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of crypto assets on crypto asset trading platforms may be subject to larger and more frequent sudden declines than assets traded on more traditional exchanges.
Currently, there is relatively limited use of crypto assets in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by crypto assets into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of crypto assets, either of which could adversely impact the value of the Fund's investment. In addition, to the extent market participants develop a preference for one crypto asset over another, the value of the less preferred crypto assets would likely be adversely affected. Crypto assets are a new technological innovation with a limited history; it is a highly speculative asset and future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of the Fund's indirect investment in crypto assets and the ability to exchange a crypto asset or utilize it for payments.
Kinetics Spin-Off And Corporate Restructuring Fund | Crypto Asset Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Crypto Asset Industry Risk: The crypto asset industry is a newer, speculative, and still-developing industry that faces many risks. The crypto asset industry may still be experiencing a bubble or may experience a bubble again in the future. For example, in the first half of 2022, each of Celsius Network, Voyager Digital Ltd., and Three Arrows Capital declared bankruptcy, resulting in a loss of confidence in participants of the digital asset ecosystem and negative publicity surrounding digital assets more broadly. In November 2022, FTX Trading Ltd. (“FTX”), one of the largest digital asset platforms by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency, which were subsequently corroborated by its CEO. Shortly thereafter, FTX’s CEO resigned and FTX and many of its affiliates filed for bankruptcy in the United States, while other affiliates have entered insolvency, liquidation, or similar proceedings around the globe, following which the U.S. Department of Justice brought criminal fraud and other charges, and the Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”) brought civil securities and commodities fraud charges, against certain of FTX’s and its affiliates’ senior executives, including its former CEO. In addition, several other entities in the crypto asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and Genesis Global Capital, LLC. In response to these events, the prices of crypto assets experienced extreme volatility and other entities in the crypto asset industry have been negatively affected. It is possible that similar events could occur in the future, which would undermine confidence in the crypto asset industry and negatively affect the value of crypto assets. It is not possible to predict at this time all of the risks that they may pose to the Fund, its service providers or to the crypto asset industry as a whole.
Factors affecting the further development of crypto assets include, but are not limited to, continued worldwide growth or possible cessation or reversal in the adoption and use of crypto assets and other digital assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences; maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets; negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/or value of, other crypto assets.

Kinetics Spin-Off And Corporate Restructuring Fund | Crypto Asset Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Crypto Asset Regulatory Risk: Crypto asset markets in the U.S. exist in a state of regulatory uncertainty. Regulatory changes or actions by Congress as well as U.S. federal or state agencies may adversely affect the value of the Fund’s indirect investments in crypto assets. As digital assets have grown in both popularity and market size, a number of state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, the SEC, U.S. state securities regulators and several foreign governments have issued warnings and instituted legal proceedings in which they argue that certain digital assets may be classified as securities and that both those digital assets and any related initial coin offerings are subject to securities regulations. Additionally, U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity.
The Fund’s exposure to crypto assets may change over time and, accordingly, such exposure may not be represented in the Fund’s portfolio at any given time. Many significant aspects of the tax treatment of investments in crypto assets are uncertain, and a direct or indirect investment in crypto assets may produce non-qualifying income.

Kinetics Spin-Off And Corporate Restructuring Fund | Single Security Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Single Security Concentration Risk: Holding a large portion of its net assets in a single security or issuer exposes the Fund to various risks relating to that security or issuer and to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.
Kinetics Spin-Off And Corporate Restructuring Fund | Petroleum And Gas Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services; economic conditions; tax treatment or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.
Kinetics Spin-Off And Corporate Restructuring Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risks: In order to qualify as a RIC, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (the “IRS”) that gain realized on crypto asset investments will not be qualifying income. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to such crypto asset investments within the limitations of the Code for qualification as a RIC because, under applicable tax rules, the earnings of the Subsidiary will be qualifying income for the RIC when distributed by the Subsidiary even though the income would not be qualifying income if earned directly by the RIC. There is a risk, however, that the IRS might assert that the income derived from the Fund’s investment in the Subsidiary will not be considered qualifying income. If the Fund were to fail to qualify as a RIC and became subject to U.S. federal income tax, shareholders of the Fund would be subject to diminished returns. Additionally, the Fund invests, directly and indirectly, in entities that take the position that they are not subject to entity-level tax. If any such entity is reclassified as a corporation for U.S. federal income tax purposes, shareholders of the Fund would be subject to diminished returns. Changes in the laws of the
United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Kinetics Spin-Off And Corporate Restructuring Fund | Sector Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Concentration Risk: Although the Fund will not concentrate its investments in any industries, the Fund may, at certain times, have concentrations in one or more sectors which may cause the Fund to be more sensitive to economic changes or events occurring in those sectors, and the Fund’s investments may be more volatile. As of March 31, 2026, the Fund had 83.5% invested in the Mining, Quarrying, and Oil and Gas Extraction sector.
Kinetics Spin-Off And Corporate Restructuring Fund | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk: The Fund may have investments, including but not limited to crypto asset investments, that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Kinetics Spin-Off And Corporate Restructuring Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, such as crypto asset, or that are valued using a fair value methodology. Fair valuation of the Fund’s investments involves subjective judgment. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Investment Adviser had not fair-valued the security or had used a different valuation methodology.
Kinetics Spin-Off And Corporate Restructuring Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Fund’s significant investment in a single position, makes the Fund especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.
Kinetics Spin-Off And Corporate Restructuring Fund | Subsidiary Risks Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Risks: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Those investments held by the Subsidiary are generally similar to the investments that are permitted to be held by the Fund and are subject to the same risks that would apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to continue to operate and could adversely affect the Fund’s performance.
Kinetics Spin-Off And Corporate Restructuring Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to the Fund’s assets or proprietary information, or cause the fund, the Investment Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund’s, Investment Adviser, or the Fund’s other service providers, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell fund shares, potentially resulting in financial losses to the Fund and its shareholders.
Kinetics Spin-Off And Corporate Restructuring Fund | Temporary Defensive Position Risk Member
Prospectus [Line Items]
Risk [Text Block]	Temporary Defensive Position Risk: If the Fund takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.
Kinetics Spin-Off And Corporate Restructuring Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Natural disasters, public health emergencies (including epidemics and pandemics), geopolitical events, tariffs and trading disruptions, terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects. Advancements in technology may adversely impact markets and the overall performance of the Fund. For example, as artificial intelligence is used more widely, the profitability and growth of the Fund holdings may be impacted, which could significantly impact the overall performance of the Fund.
Kinetics Spin-Off And Corporate Restructuring Fund | Specific Strategy/Research Risk Member
Prospectus [Line Items]
Risk [Text Block]	Specific Strategy/Research Risk: The Fund’s Investment Adviser and an affiliate of the Fund’s Investment Adviser author and collaborate on research reports regarding spin-off related companies for institutional subscribers. Consistent with its compliance policies and procedures, the Investment Adviser may impose for a period of time an internal restriction in the trading in certain securities related to spin-off companies, corporate restructuring companies and/or their parent companies discussed in these research reports. As a result, the Fund may be prevented from trading in such securities at their optimal value or time as might otherwise have been permitted if such restrictions were not in effect. In addition, if subscribers to the research services buy or sell securities that are described in the reports, it could potentially have an adverse effect on the price of securities bought or sold by the Fund.
Kinetics Spin-Off And Corporate Restructuring Fund | Event Driven Risk Member
Prospectus [Line Items]
Risk [Text Block]	Event Driven Risk: The Investment Adviser’s evaluation of the outcome of a proposed spin-off or corporate restructuring may prove incorrect and the Fund’s return on an investment may be negative. Even if the Investment Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return. In addition, the ability of a shareholder activist holding company to effectuate a spin-off or restructuring is subject to the same risks and the Investment Adviser’s evaluation of such a company’s capabilities may be incorrect.
Kinetics Spin-Off And Corporate Restructuring Fund | Foreign Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, tariffs and trading disruptions, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Additionally, there may be less information publicly available about certain issues. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund's holdings may change on days when shareholders are not able to purchase or redeem the Fund's shares.
Kinetics Spin-Off And Corporate Restructuring Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.
Kinetics Spin-Off And Corporate Restructuring Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Additionally, there may be less publicly available information about certain foreign issuers. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Kinetics Spin-Off And Corporate Restructuring Fund | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk: The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.
Kinetics Spin-Off And Corporate Restructuring Fund | Distressed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Distressed Securities Risk: Financially distressed securities involve considerable risk that can result in substantial or even total loss of the Fund’s investment. It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in bankruptcy or reorganization proceedings.
Kinetics Spin-Off And Corporate Restructuring Fund | Preferred Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.
Kinetics Spin-Off And Corporate Restructuring Fund | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk: Crypto asset is generally not subject to the same degree of regulation as are registered U.S. securities. The reporting, accounting and auditing standards for crypto asset may differ from the standards for registered U.S. securities. Furthermore, countries, including the United States, may in the future curtail or outlaw the acquisition, use or redemption of crypto asset.
Kinetics Spin-Off And Corporate Restructuring Fund | Small-Cap And Mid-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-cap and Mid-cap Company Risk: The securities of small-capitalization or mid- capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.
Kinetics Spin-Off And Corporate Restructuring Fund | Warrants And Rights Risk Member
Prospectus [Line Items]
Risk [Text Block]	Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. Failing to exercise subscription rights to purchase common stock would dilute the Fund’s interest in the issuing company. The market for such rights is not well developed, and the Fund may not always realize full value on the sale of rights.
Kinetics Spin-Off And Corporate Restructuring Fund | Initial Public Offerings Risk Member
Prospectus [Line Items]
Risk [Text Block]	Initial Public Offerings Risk: Investing in securities of companies in IPOs involve unique risks, which may include limited numbers of shares available for trading, unseasoned trading, lack of investor knowledge of the companies and the companies’ limited operating histories. These factors may contribute to substantial price volatility for the shares of these companies.

Kinetics Spin-Off And Corporate Restructuring Fund | Large-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Cap Company Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
Kinetics Spin-Off And Corporate Restructuring Fund | Management And Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management and Strategy Risk: The value of your investment depends on the judgment of the Investment Adviser about the quality, relative yield, value or market trends affecting a particular security, issuer, sector or region, which may prove to be incorrect. Investment strategies employed by the Investment Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to that of other investments.
Kinetics Spin-Off And Corporate Restructuring Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk: Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.
Kinetics Spin-Off And Corporate Restructuring Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Kinetics Spin-Off And Corporate Restructuring Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: Investing a larger portion of its net assets in the securities of a smaller number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
No Load Class Prospectus | Kinetics Internet Fund | Crypto Asset Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Exposure Risk: Crypto assets (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although crypto assets are an emerging asset class, they are not presently widely accepted as a medium of exchange. There are thousands of crypto assets, the most well-known of which is bitcoin.
    Bitcoin or BTC was the first decentralized crypto asset. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on an online, peer-to-peer computer network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Bitcoin Network allows people to exchange tokens of value, bitcoins, which are recorded on a public transaction ledger known as a Blockchain. The Fund may invest indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Grayscale Bitcoin Trust is a Bitcoin ETF that enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.
In addition to the general risks of investing in other investment vehicles, the value of the Internet Portfolio’s indirect investments in crypto assets are subject to fluctuations in the value of the crypto asset, which can be highly volatile. The value of crypto assets is determined by the supply and demand for crypto assets in the global market for the trading of crypto assets, which consists primarily of transactions on crypto asset trading platforms. The value of crypto assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in crypto assets generally may not be based on fundamental analysis. The Internet Portfolio’s exposure to crypto assets can result in substantial losses to the Internet Fund.
    Crypto assets facilitate decentralized, peer-to-peer financial exchange and value storage, without the oversight of a central authority or banks. The value of crypto assets are not backed by any government, corporation, or other identified body. Crypto assets are also susceptible to theft, loss and destruction.
    Crypto assets trade on crypto asset trading platforms, which are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These crypto asset trading platforms can cease operating temporarily or even permanently, resulting in the potential loss of users’ crypto assets or other market disruptions. Crypto asset trading platforms may be more exposed to the risk of market manipulation than exchanges for more traditional assets. Individuals or organizations holding a large amount of crypto assets in which the Internet Portfolio may invest indirectly (also known as “whales”) may have the ability to manipulate the prices of those crypto assets. Crypto asset trading platforms on which crypto assets are traded are or may become subject to enforcement actions by regulatory authorities. Crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, crypto asset trading platforms may be operating out of compliance with regulations, and many crypto asset trading platforms lack certain safeguards established by more traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of crypto assets on crypto asset trading platforms may be subject to larger and more frequent sudden declines than assets traded on more traditional exchanges.
    Currently, there is relatively limited use of crypto assets in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by crypto assets into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of crypto assets, either of which could adversely impact the value of the Internet Portfolio’s investment. In addition, to the extent market participants develop a preference for one crypto asset over another, the value of the less preferred crypto assets would likely be adversely affected. Crypto assets are a new technological innovation with a limited history; it is a highly speculative asset and future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of the Internet Portfolio’s indirect investment in crypto assets and the ability to exchange a crypto asset or utilize it for payments.

No Load Class Prospectus | Kinetics Internet Fund | Crypto Asset Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Industry Risk: The crypto asset industry is a newer, speculative, and still-developing industry that faces many risks. The crypto asset industry may still be experiencing a bubble or may experience a bubble again in the future. For example, in the first half of 2022, each of Celsius Network, Voyager Digital Ltd., and Three Arrows Capital declared bankruptcy, resulting in a loss of confidence in participants of the digital asset ecosystem and negative publicity surrounding digital assets more broadly. In November 2022, FTX Trading Ltd. (“FTX”), one of the largest digital asset platforms by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency, which were subsequently corroborated by its CEO. Shortly thereafter, FTX’s CEO resigned and FTX and many of its affiliates filed for bankruptcy in the United States, while other affiliates have entered insolvency, liquidation, or similar proceedings around the globe, following which the U.S. Department of Justice brought criminal fraud and other charges, and the Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission (“CFTC”) brought civil securities and commodities fraud charges, against certain of FTX’s and its affiliates’ senior executives, including its former CEO. In addition, several other entities in the crypto asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and Genesis Global Capital, LLC. In response to these events, the prices of crypto assets experienced extreme volatility and other entities in the crypto asset industry have been negatively affected. It is possible that similar events could occur in the future, which would undermine confidence in the crypto asset industry and negatively affect the value of crypto assets. It is not possible to predict at this time all of the risks that they may pose to the Internet Portfolio, and therefore the Internet Fund, its service providers or to the crypto asset industry as a whole.
    Factors affecting the further development of crypto assets include, but are not limited to, continued worldwide growth or possible cessation or reversal in the adoption and use of crypto assets and other digital assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences; maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets; negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/or value of, other crypto assets.

No Load Class Prospectus | Kinetics Internet Fund | Crypto Asset Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Regulatory Risk: Crypto asset markets in the U.S. exist in a state of regulatory uncertainty. Regulatory changes or actions by Congress as well as U.S. federal or state agencies may adversely affect the value of the Internet Portfolio’s indirect investments in crypto assets. As digital assets have grown in both popularity and market size, a number of state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, the SEC, U.S. state securities regulators and several foreign governments have issued warnings and instituted legal proceedings in which they argue that certain digital assets may be classified as securities and that both those digital assets and any related initial coin offerings are subject to securities regulations. Additionally, U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity.
    The Internet Portfolio’s exposure to crypto assets may change over time and, accordingly, such exposure may not be represented in the Internet Portfolio’s portfolio at any given time. Many significant aspects of the tax treatment of investments in crypto assets are uncertain, and a direct or indirect investment in crypto assets may produce non-qualifying income.

No Load Class Prospectus | Kinetics Internet Fund | Single Security Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Single Security Concentration Risk: Holding a large portion of its net assets in a single security or issuer exposes the Portfolio to various risks relating to that security or issuer and to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Portfolio’s performance.
No Load Class Prospectus | Kinetics Internet Fund | Internet Industry Concentration Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Internet Industry Concentration Risks: Investing a substantial portion of the Internet Portfolio’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to market and technological developments. Internet and Internet-related companies, including companies (i) involved in software, hardware, information technology services, or infrastructure (including energy and real estate) relating to the internet and (ii) companies involved in enhancement or improvement via the internet are subject to a rate of change in technology and competition which is generally higher than that of other industries. As artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Fund. To the extent the Portfolio invests in companies that are involved in various aspects of artificial intelligence technologies, it is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation.

No Load Class Prospectus | Kinetics Internet Fund | Petroleum And Gas Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.
No Load Class Prospectus | Kinetics Internet Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risks: In order to qualify as a RIC, the Internet Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (the “IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Internet Portfolio’s investment in each Subsidiary is expected to provide the Internet Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the earnings of each Subsidiary will be qualifying income for the RIC when distributed by the Subsidiary even though the income would not be qualifying income if earned directly by the RIC or indirectly by an entity classified as a partnership for federal income tax purposes, such as the Internet Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Internet Portfolio’s investment in a Subsidiary will not be considered qualifying income. If the Internet Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Internet Fund would be subject to diminished returns. Additionally, the Internet Fund invests, directly and indirectly, in entities that take the position that they are not subject to entity-level tax. If any such entity is reclassified as a corporation for U.S. federal income tax purposes, shareholders of the Internet Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the
Internet Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Internet Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

No Load Class Prospectus | Kinetics Internet Fund | Sector Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Concentration Risk: The Internet Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors, and the Portfolio's investments may be more volatile. As of December 31, 2025, the Portfolio had 25.7% invested in the Finance and Insurance sector.
No Load Class Prospectus | Kinetics Internet Fund | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk: The Portfolio may have investments, including but not limited to bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.
No Load Class Prospectus | Kinetics Internet Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks: There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.
No Load Class Prospectus | Kinetics Internet Fund | Small And Medium-Size Company Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Small and Medium-Size Company Risks: Investing in small and medium-size companies often involve more risks than investing in larger companies as small and medium-size companies have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets and have an adverse effect on the Portfolio’s performance.

No Load Class Prospectus | Kinetics Internet Fund | Stock Selection Risks Member
Prospectus [Line Items]
Risk [Text Block]	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s, and therefore the Internet Fund’s, investment objective.
No Load Class Prospectus | Kinetics Internet Fund | Market Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Risks: Mutual funds are subject to market risks and significant fluctuations in value. If the market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), geopolitical events, tariffs and trading disruptions, terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects. Advancements in technology may adversely impact markets and the overall performance of the Fund. For example, as artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Fund.
No Load Class Prospectus | Kinetics Internet Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Fair valuation of the Portfolio’s investments involves subjective judgment. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of the Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and shares of the Grayscale Bitcoin Trust have historically traded, and may continue to trade, at a significant discount or premium to net asset value. As such, the price of the Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

No Load Class Prospectus | Kinetics Internet Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

No Load Class Prospectus | Kinetics Internet Fund | Subsidiary Risks Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Risks: By investing in its Subsidiaries, the Internet Portfolio is indirectly exposed to the risks associated with each Subsidiary’s investments. Those investments held by the Subsidiaries are generally similar to the investments that are permitted to be held by the Internet Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Internet Portfolio. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Internet Portfolio and/or its Subsidiaries to continue to operate and could adversely affect the Internet Fund’s performance.
No Load Class Prospectus | Kinetics Internet Fund | Leveraging Risks Member
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Internet Portfolio. These leveraged instruments may result in losses to the Internet Portfolio or may adversely affect the Internet Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Internet Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.
No Load Class Prospectus | Kinetics Internet Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Internet Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A low or negative interest rate environment could cause the Internet Portfolio's earnings to fall below the Portfolio's expense ratio, resulting in a decline in the Portfolio's share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. The risks associated with changing interest rates may have unpredictable effects on the markets and the Internet Portfolio's investments.
No Load Class Prospectus | Kinetics Internet Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risks: Investing in foreign securities directly or indirectly (e.g., through ADRs, GDRs, and IDRs) can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, tariffs and trading disruptions, less publicly available information, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities in which the Portfolio invests may be traded in markets that close before the time that the Portfolio calculates its NAV. Furthermore, certain foreign securities in which the Portfolio invests may be listed on foreign exchanges that trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of the Portfolio’s holdings may change on days when shareholders are not able to purchase or redeem the Internet Fund’s shares.
No Load Class Prospectus | Kinetics Internet Fund | Exchange-Traded Funds (ETFs) Risks Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as S&P Global, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Actively-managed ETFs may not meet their investment objective based on an ETF’s investment adviser’s success or failure to implement strategies for the ETF and/or the investment adviser’s ability to control the ETF’s level of risk. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

No Load Class Prospectus | Kinetics Internet Fund | Convertible Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
No Load Class Prospectus | Kinetics Internet Fund | Below Investment Grade Debt Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.
No Load Class Prospectus | Kinetics Internet Fund | IPO Risk Member
Prospectus [Line Items]
Risk [Text Block]	IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
No Load Class Prospectus | Kinetics Internet Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Internet Fund assets or proprietary information, or cause the fund, the Investment Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Internet Fund, the Investment Adviser, or the Internet Fund’s other service providers, or the issuers of securities in which the Internet Portfolio invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell fund shares, potentially resulting in financial losses to the Internet Fund and its shareholders.
No Load Class Prospectus | Kinetics Internet Fund | Temporary Defensive Position Risk Member
Prospectus [Line Items]
Risk [Text Block]	Temporary Defensive Position Risk: If the Internet Portfolio takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Internet Portfolio takes a temporary defensive position, the Internet Fund may not achieve its investment objective.
No Load Class Prospectus | Kinetics Internet Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in common stocks has inherent risks that could cause you to lose money.
No Load Class Prospectus | Kinetics Internet Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
ª    Non-Diversification Risks: Holding a large portion of its net assets in a small number of issuers exposes the Portfolio to various risks relating to those issuers. A change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares, and therefore the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

No Load Class Prospectus | Kinetics Global Fund | Crypto Asset Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Exposure Risk: Crypto assets (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although crypto assets are an emerging asset class, they are not presently widely accepted as a medium of exchange. There are thousands of crypto assets, the most well-known of which is bitcoin.
    Bitcoin or BTC was the first decentralized crypto asset. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on an online, peer-to-peer computer network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Bitcoin Network allows people to exchange tokens of value, bitcoins, which are recorded on a public transaction ledger known as a Blockchain. The Fund may invest indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Grayscale Bitcoin Trust is a Bitcoin ETF that enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.
    In addition to the general risks of investing in other investment vehicles, the value of the Global Portfolio’s indirect investments in crypto assets are subject to fluctuations in the value of the crypto asset, which can be highly volatile. The value of crypto assets is determined by the supply and demand for crypto assets in the global market for the trading of crypto assets, which consists primarily of transactions on crypto asset trading platforms. The value of crypto assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in crypto assets generally may not be based on fundamental analysis. The Global Portfolio’s exposure to crypto assets can result in substantial losses to the Global Fund.
    Crypto assets facilitate decentralized, peer-to-peer financial exchange and value storage, without the oversight of a central authority or banks. The value of crypto assets are not backed by any government, corporation, or other identified body. Crypto assets are also susceptible to theft, loss and destruction.
    Crypto assets trade on crypto asset trading platforms, which are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These crypto asset trading platforms can cease operating temporarily or even permanently, resulting in the potential loss of users’ crypto assets or other market disruptions. Crypto asset trading platforms may be more exposed to the risk of market manipulation than exchanges for more traditional assets. Individuals or organizations holding a large amount of crypto assets in which the Global Portfolio may invest indirectly (also known as “whales”) may have the ability to manipulate the prices of those crypto assets. Crypto asset trading platforms on which crypto assets are traded are or may become subject to enforcement actions by regulatory authorities. Crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, crypto asset trading platforms may be operating out of compliance with regulations and many crypto asset trading platforms lack certain safeguards established by more traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of crypto assets on crypto asset trading platforms may be subject to larger and more frequent sudden declines than assets traded on more traditional exchanges.
    Currently, there is relatively limited use of crypto assets in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by crypto assets into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of crypto assets, either of which could adversely impact the value of the Global Portfolio’s investment. In addition, to the extent market participants develop a preference for one crypto asset over another, the value of the less preferred crypto assets would likely be adversely affected. Crypto assets are a new technological innovation with a limited history; it is a highly speculative asset and future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of the Global Portfolio’s indirect investment in crypto assets and the ability to exchange a crypto asset or utilize it for payments.

No Load Class Prospectus | Kinetics Global Fund | Crypto Asset Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Crypto Asset Industry Risk: The crypto asset industry is a newer, speculative, and still-developing industry that faces many risks. The crypto asset industry may still be experiencing a bubble or may experience a bubble again in the future. For example, in the first half of 2022, each of Celsius Network, Voyager Digital Ltd., and Three Arrows Capital declared bankruptcy, resulting in a loss of confidence in participants of the digital asset ecosystem and negative publicity surrounding digital assets more broadly. In November 2022, FTX Trading Ltd. (“FTX”), one of the largest digital asset platforms by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency, which were subsequently corroborated by its CEO. Shortly thereafter, FTX’s CEO resigned and FTX and many of its affiliates filed for bankruptcy in the United States, while other affiliates have entered insolvency, liquidation, or similar proceedings around the globe, following which the U.S. Department of Justice brought criminal fraud and other charges, and the Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission (“CFTC”) brought civil securities and commodities fraud charges, against certain of FTX’s and its affiliates’ senior executives, including its former CEO. In addition, several other entities in the crypto asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and Genesis Global Capital, LLC. In response to these events, the prices of crypto assets experienced extreme volatility and other entities in the crypto asset industry have been negatively affected. It is possible that similar events could occur in the future, which would undermine confidence in the crypto asset industry and negatively affect the value of crypto assets. It is not possible to predict at this time all of the risks that they may pose to the Global Portfolio, and therefore the Global Fund, its service providers or to the crypto asset industry as a whole.
    Factors affecting the further development of crypto assets include, but are not limited to, continued worldwide growth or possible cessation or reversal in the adoption and use of crypto assets and other digital assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences; maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets; negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/or value of, other crypto assets.

No Load Class Prospectus | Kinetics Global Fund | Crypto Asset Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Regulatory Risk: Crypto asset markets in the U.S. exist in a state of regulatory uncertainty. Regulatory changes or actions by Congress as well as U.S. federal or state agencies may adversely affect the value of the Global Portfolio’s indirect investments in crypto assets. As digital assets have grown in both popularity and market size, a number of state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, the Securities and Exchange Commission, U.S. state securities regulators and several foreign governments have issued warnings and instituted legal proceedings in which they argue that certain digital assets may be classified as securities and that both those digital assets and any related initial coin offerings are subject to securities regulations. Additionally, U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity.
    The Global Portfolio’s exposure to crypto assets may change over time and, accordingly, such exposure may not be represented in the Global Portfolio’s portfolio at any given time. Many significant aspects of the tax treatment of investments in crypto assets are uncertain, and a direct or indirect investment in crypto assets may produce non-qualifying income.

No Load Class Prospectus | Kinetics Global Fund | Single Security Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Single Security Concentration Risk: Holding a large portion of its net assets in a single security or issuer exposes the Portfolio to various risks relating to that security or issuer and to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Portfolio’s performance.

No Load Class Prospectus | Kinetics Global Fund | Petroleum And Gas Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.
No Load Class Prospectus | Kinetics Global Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risks: In order to qualify as a RIC, the Global Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (the “IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Global Portfolio’s investment in each Subsidiary is expected to provide the Global Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the earnings of each Subsidiary will be qualifying income for the RIC when distributed by the Subsidiary even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Global Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Global Portfolio’s investment in a Subsidiary will not be considered qualifying income. If the Global Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Global Fund would be subject to diminished returns. Additionally, the Global
Fund invests, directly and indirectly, in entities that take the position that they are not subject to entity-level tax. If any such entity is reclassified as a corporation for U.S. federal income tax purposes, shareholders of the Global Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Global Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Global Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Global Fund shareholders would likely suffer decreased investment returns.

No Load Class Prospectus | Kinetics Global Fund | Sector Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Concentration Risk: Although the Global Portfolio will not concentrate its investments in any industries, the Global Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors, and the Portfolio's investments may be more volatile. As of December 31, 2025, the Portfolio had 25.7% invested in the Finance and Insurance sector.
No Load Class Prospectus | Kinetics Global Fund | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk: The Portfolio may have investments, including but not limited to bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.
No Load Class Prospectus | Kinetics Global Fund | Small And Medium-Size Company Risks Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium-Size Company Risks: Investing in small and medium-size companies often involve more risks than investing in larger companies as small and medium-size companies have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets and have an adverse effect on the Portfolio’s performance.
No Load Class Prospectus | Kinetics Global Fund | Stock Selection Risks Member
Prospectus [Line Items]
Risk [Text Block]	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s, and therefore the Global Fund’s, investment objective.
No Load Class Prospectus | Kinetics Global Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Fair valuation of the Portfolio’s investments involves subjective judgment. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of the Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares of the Grayscale Bitcoin Trust have historically traded, and may continue to trade, at a significant discount or premium to net asset value. As such, the price of the Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.
No Load Class Prospectus | Kinetics Global Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

No Load Class Prospectus | Kinetics Global Fund | Subsidiary Risks Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Risks: By investing in its Subsidiaries, the Global Portfolio is indirectly exposed to the risks associated with each Subsidiary’s investments. Those investments held by the Subsidiaries are generally similar to the investments that are permitted to be held by the Global Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Global Portfolio. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Global Portfolio and/or its Subsidiaries to continue to operate and could adversely affect the Global Fund’s performance.
No Load Class Prospectus | Kinetics Global Fund | Leveraging Risks Member
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Global Portfolio. These leveraged instruments may result in losses to the Global Portfolio or may adversely affect the Global Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Global Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.
No Load Class Prospectus | Kinetics Global Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Global Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A low or negative interest rate environment could cause the Global Portfolio's earnings to fall below the Portfolio's expense ratio, resulting in a decline in the Portfolio's share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. The risks associated with changing interest rates may have unpredictable effects on the markets and the Global Portfolio's investments.
No Load Class Prospectus | Kinetics Global Fund | Exchange-Traded Funds (ETFs) Risks Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as S&P Global, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Actively-managed ETFs may not meet their investment objective based on an ETF’s investment adviser’s success or failure to implement strategies for the ETF and/or the investment adviser’s ability to control the ETF’s level of risk. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.
No Load Class Prospectus | Kinetics Global Fund | Convertible Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
No Load Class Prospectus | Kinetics Global Fund | Below Investment Grade Debt Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.
No Load Class Prospectus | Kinetics Global Fund | IPO Risk Member
Prospectus [Line Items]
Risk [Text Block]	IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
No Load Class Prospectus | Kinetics Global Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Global Fund assets or proprietary information, or cause the fund, the Investment Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Global
Fund, the Investment Adviser, or the Global Fund’s other service providers, or the issuers of securities in which the Global Portfolio invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell fund shares, potentially resulting in financial losses to the Global Fund and its shareholders.

No Load Class Prospectus | Kinetics Global Fund | Temporary Defensive Position Risk Member
Prospectus [Line Items]
Risk [Text Block]	Temporary Defensive Position Risk: If the Global Portfolio takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Global Portfolio takes a temporary defensive position, the Global Fund may not achieve its investment objective.
No Load Class Prospectus | Kinetics Global Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risks: Investing in foreign securities directly or indirectly (e.g., through ADRs, GDRs, and IDRs) can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, tariffs and trading disruptions, less publicly available information, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities in which the Portfolio invests may be traded in markets that close before the time that the Portfolio calculates its NAV. Furthermore, certain foreign securities in which the Portfolio invests may be listed on foreign exchanges that trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of the Portfolio’s holdings may change on days when shareholders are not able to purchase or redeem the Global Fund’s shares.
No Load Class Prospectus | Kinetics Global Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risks: Mutual funds are subject to market risks and significant fluctuations in value. If the market declines in value, the Global Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), geopolitical events, tariffs and trading disruptions, terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects. Advancements in technology may adversely impact markets and the overall performance of the Fund. For example, as artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Fund.
No Load Class Prospectus | Kinetics Global Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks: There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.
No Load Class Prospectus | Kinetics Global Fund | Emerging Markets Risks Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.
No Load Class Prospectus | Kinetics Global Fund | Counterparty Risks Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risks: Transactions involving a counterparty are subject to the credit risk of the counterparty. A Portfolio that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Portfolio could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
No Load Class Prospectus | Kinetics Global Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.
No Load Class Prospectus | Kinetics Paradigm Fund | Crypto Asset Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Exposure Risk: Crypto assets (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although crypto assets are an emerging asset class, they are not presently widely accepted as a medium of exchange. There are thousands of crypto assets, the most well-known of which is bitcoin.
    Bitcoin or BTC was the first decentralized crypto asset. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on an online, peer-to-peer computer network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Bitcoin Network allows people to exchange tokens of value, bitcoins, which are recorded on a public transaction ledger known as a Blockchain. The Fund may invest indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Grayscale Bitcoin Trust is a Bitcoin ETF that enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.
    In addition to the general risks of investing in other investment vehicles, the value of the Paradigm Portfolio’s indirect investments in crypto assets are subject to fluctuations in the value of the crypto asset, which can be highly volatile. The value of crypto assets is determined by the supply and demand for crypto assets in the global market for the trading of crypto assets, which consists primarily of transactions on crypto asset trading platforms. The value of crypto assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in crypto assets generally may not be based on fundamental analysis. The Paradigm Portfolio’s exposure to crypto assets can result in substantial losses to the Paradigm Fund.
    Crypto assets facilitate decentralized, peer-to-peer financial exchange and value storage, without the oversight of a central authority or banks. The value of crypto assets are not backed by any government, corporation, or other identified body. Crypto assets are also susceptible to theft, loss and destruction.
    Crypto assets trade on crypto asset trading platforms, which are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These crypto asset trading platforms can cease operating temporarily or even permanently, resulting in the potential loss of users’ crypto assets or other market disruptions. Crypto asset trading platforms may be more exposed to the risk of market manipulation than exchanges for more traditional assets. Individuals or organizations holding a large amount of crypto assets in which the Paradigm Portfolio may invest indirectly (also known as “whales”) may have the ability to manipulate the prices of those crypto assets. Crypto asset trading platforms on which crypto assets are traded are or may become subject to enforcement actions by regulatory authorities. Crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, crypto asset trading platforms may be operating out of compliance with regulations, and many crypto asset trading platforms lack certain safeguards established by more traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of crypto assets on crypto asset trading platforms may be subject to larger and more frequent sudden declines than assets traded on more traditional exchanges.
    Currently, there is relatively limited use of crypto assets in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by crypto assets into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of crypto assets, either of which could adversely impact the value of the Paradigm Portfolio’s investment. In addition, to the extent market participants develop a preference for one crypto asset over another, the value of the less preferred crypto assets would likely be adversely affected. Crypto assets are a new technological innovation with a limited history; it is a highly speculative asset and future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of the Paradigm Portfolio’s indirect investment in crypto assets and the ability to exchange a crypto asset or utilize it for payments.

No Load Class Prospectus | Kinetics Paradigm Fund | Crypto Asset Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Industry Risk: The crypto asset industry is a newer, speculative, and still-developing industry that faces many risks. The crypto asset industry may still be experiencing a bubble or may experience a bubble again in the future. For example, in the first half of 2022, each of Celsius Network, Voyager Digital Ltd., and Three Arrows Capital declared bankruptcy, resulting in a loss of confidence in participants of the digital asset ecosystem and negative publicity surrounding digital assets more broadly. In November 2022, FTX Trading Ltd. (“FTX”), one of the largest digital asset platforms by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency, which were subsequently corroborated by its CEO. Shortly thereafter, FTX’s CEO resigned and FTX and many of its affiliates filed for bankruptcy in the United States, while other affiliates have entered insolvency, liquidation, or similar proceedings around the globe, following which the U.S. Department of Justice brought criminal fraud and other charges, and the Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission (“CFTC”) brought civil securities and commodities fraud charges, against certain of FTX’s and its affiliates’ senior executives, including its former CEO. In addition, several other entities in the crypto asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and Genesis Global Capital, LLC. In response to these events, the prices of crypto assets have experienced extreme volatility and other entities in the crypto asset industry have been negatively affected. It is possible that similar events could occur in the future, which would undermine confidence in the crypto asset industry and negatively affect the value of crypto assets. It is not possible to predict at this time all of the risks that they may pose to the Paradigm Portfolio, and therefore the Paradigm Fund, its service providers or to the crypto asset industry as a whole.
    Factors affecting the further development of crypto assets include, but are not limited to, continued worldwide growth or possible cessation or reversal in the adoption and use of crypto assets and other digital assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences; maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets; negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/or value of, other crypto assets.

No Load Class Prospectus | Kinetics Paradigm Fund | Crypto Asset Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Crypto Asset Regulatory Risk: Crypto asset markets in the U.S. exist in a state of regulatory uncertainty. Regulatory changes or actions by Congress as well as U.S. federal or state agencies may adversely affect the value of the Paradigm Portfolio’s indirect investments in crypto assets. As digital assets have grown in both popularity and market size, a number of state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, the Securities and Exchange Commission, U.S. state securities regulators and several foreign governments have issued warnings and instituted legal proceedings in which they argue that certain digital assets may be classified as securities and that both those digital assets and any related initial coin offerings are subject to securities regulations. Additionally, U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity.
    The Paradigm Portfolio’s exposure to crypto assets may change over time and, accordingly, such exposure may not be represented in the Paradigm Portfolio’s portfolio at any given time. Many significant aspects of the tax treatment of investments in crypto assets are uncertain, and a direct or indirect investment in crypto assets may produce non-qualifying income.

No Load Class Prospectus | Kinetics Paradigm Fund | Single Security Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Single Security Concentration Risk: Holding a large portion of its net assets in a single security or issuer exposes the Portfolio to various risks relating to that security or issuer and to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.
No Load Class Prospectus | Kinetics Paradigm Fund | Petroleum And Gas Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.
No Load Class Prospectus | Kinetics Paradigm Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risks: In order to qualify as a RIC, the Paradigm Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (the “IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Paradigm Portfolio’s investment in the Subsidiary is expected to provide the Paradigm Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the earnings of the Subsidiary will be qualifying income for the RIC when distributed by the Subsidiary even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Paradigm Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Paradigm Portfolio’s investment in the Subsidiary will not be considered qualifying income. If the Paradigm Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Paradigm Fund would be subject to diminished returns. Additionally, the Paradigm Fund invests, directly and indirectly, in entities that take the position that they are not subject to entity-level tax. If any such entity is reclassified as a corporation for U.S. federal income tax purposes, shareholders of the Paradigm Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Paradigm Portfolio and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Paradigm Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Paradigm Fund shareholders would likely suffer decreased investment returns.
No Load Class Prospectus | Kinetics Paradigm Fund | Sector Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Concentration Risk: Although the Paradigm Portfolio will not concentrate its investments in any industries, the Paradigm Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors, and the Portfolio’s investments may be more volatile. As of December 31, 2025, the Portfolio had 61.5% invested in the Utilities sector.
No Load Class Prospectus | Kinetics Paradigm Fund | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk: The Portfolio may have investments, including but not limited to bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.
No Load Class Prospectus | Kinetics Paradigm Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks: There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.
No Load Class Prospectus | Kinetics Paradigm Fund | Small And Medium-Size Company Risks Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium-Size Company Risks: Investing in small and medium-size companies often involve more risk than investing in larger companies as small and medium-size companies have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets and have an adverse effect on the Portfolio’s performance.
No Load Class Prospectus | Kinetics Paradigm Fund | Stock Selection Risks Member
Prospectus [Line Items]
Risk [Text Block]	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, investment objective.
No Load Class Prospectus | Kinetics Paradigm Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Fair valuation of the Portfolio’s investments involves subjective judgment. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of the Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and shares of the Grayscale Bitcoin Trust have historically traded, and may continue to trade, at a significant discount or premium to net asset value. As such, the price of the Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.
No Load Class Prospectus | Kinetics Paradigm Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.
No Load Class Prospectus | Kinetics Paradigm Fund | Subsidiary Risks Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Risks: By investing in the Subsidiary, the Paradigm Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. Those investments held by the Subsidiary are generally similar to the investments that are permitted to be held by the Paradigm Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Paradigm Portfolio. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Paradigm Portfolio and/or its Subsidiary to continue to operate and could adversely affect the Paradigm Fund’s performance.
No Load Class Prospectus | Kinetics Paradigm Fund | Leveraging Risks Member
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Paradigm Portfolio. These leveraged instruments may result in losses to the Paradigm Portfolio or may adversely affect the Paradigm Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Paradigm Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.
No Load Class Prospectus | Kinetics Paradigm Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Paradigm Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A low or negative interest rate environment could cause the Paradigm Portfolio's earnings to fall below the Portfolio's expense ratio, resulting in a decline in the Portfolio's share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. The risks associated with changing interest rates may have unpredictable effects on the markets and the Paradigm Portfolio's investments.
No Load Class Prospectus | Kinetics Paradigm Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risks: Investing in foreign securities directly or indirectly (e.g., thorugh ADRs, GDRs, and IDRs) can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, tariffs and trading disruptions, less publicly available information, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities in which the Portfolio invests may be traded in markets that close before the time that the Portfolio calculates its NAV. Furthermore, certain foreign securities in which the Portfolio invests may be listed on foreign exchanges that trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of the Portfolio’s holdings may change on days when shareholders are not able to purchase or redeem the Paradigm Fund’s shares.

No Load Class Prospectus | Kinetics Paradigm Fund | Exchange-Traded Funds (ETFs) Risks Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as S&P Global, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Actively-managed ETFs may not meet their investment objective based on an ETF’s investment adviser success or failure to implement strategies for the ETF and/or the investment adviser’s ability to control the ETF’s level of risk. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.
No Load Class Prospectus | Kinetics Paradigm Fund | Convertible Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
No Load Class Prospectus | Kinetics Paradigm Fund | Below Investment Grade Debt Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.
No Load Class Prospectus | Kinetics Paradigm Fund | IPO Risk Member
Prospectus [Line Items]
Risk [Text Block]	IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
No Load Class Prospectus | Kinetics Paradigm Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Paradigm Fund assets or proprietary information, or cause the fund, the Investment Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Paradigm Fund, the Investment Adviser, or the Paradigm Fund’s other service providers, or the issuers of securities in which the Paradigm Portfolio invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell fund shares, potentially resulting in financial losses to the Paradigm Fund and its shareholders.
No Load Class Prospectus | Kinetics Paradigm Fund | Temporary Defensive Position Risk Member
Prospectus [Line Items]
Risk [Text Block]	Temporary Defensive Position Risk: If the Paradigm Portfolio takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Paradigm Portfolio takes a temporary defensive position, the Paradigm Fund may not achieve its investment objective.
No Load Class Prospectus | Kinetics Paradigm Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risks: Mutual funds are subject to market risks and significant fluctuations in value. If the market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), geopolitical events, tariffs and trading disruptions, terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects. Advancements in technology may adversely impact markets and the overall performance of the Fund. For example, as artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of a Portfolio.
No Load Class Prospectus | Kinetics Paradigm Fund | Emerging Markets Risks Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risks: The risks of foreign investments are usually much greater for the emerging markets. Investments in emerging markets may be considered speculative. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.
No Load Class Prospectus | Kinetics Paradigm Fund | Non-Diversification Risks Member
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risks: Holding a large portion of its net assets in a small number of issuers exposes the Portfolio to various risks relating to those issuers. A change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares, and therefore the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.
No Load Class Prospectus | Kinetics Paradigm Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in common stocks has inherent risks that could cause you to lose money.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Crypto Asset Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]	Crypto Asset Exposure Risk: Crypto assets (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although crypto assets are an emerging asset class, they are not presently widely accepted as a medium of exchange. There are thousands of crypto assets, the most well-known of which is bitcoin.
    Bitcoin or BTC was the first decentralized crypto asset. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on an online, peer-to-peer computer network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Bitcoin Network allows people to exchange tokens of value, bitcoins, which are recorded on a public transaction ledger known as a Blockchain. The Fund may invest indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Grayscale Bitcoin Trust is a Bitcoin ETF that enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.
    In addition to the general risks of investing in other investment vehicles, the value of the Small Cap Portfolio’s indirect investments in crypto assets are subject to fluctuations in the value of the crypto asset, which can be highly volatile. The value of crypto assets is determined by the supply and demand for crypto assets in the global market for the trading of crypto assets, which consists primarily of transactions on crypto asset trading platforms. The value of crypto assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in crypto assets generally may not be based on fundamental analysis. The Small Cap Portfolio’s exposure to crypto assets can result in substantial losses to the Small Cap Fund.
    Crypto assets facilitate decentralized, peer-to-peer financial exchange and value storage, without the oversight of a central authority or banks. The value of crypto assets are not backed by any government, corporation, or other identified body. Crypto assets are also susceptible to theft, loss and destruction.
    Crypto assets trade on crypto asset trading platforms, which are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These crypto asset trading platforms can cease operating temporarily or even permanently, resulting in the potential loss of users’ crypto assets or other market disruptions. Crypto asset trading platforms may be more exposed to the risk of market manipulation than exchanges for more traditional assets. Individuals or organizations holding a large amount of crypto assets in which the Small Cap Portfolio may invest indirectly (also known as “whales”) may have the ability to manipulate the prices of those crypto assets. Crypto asset trading platforms on which crypto assets are traded are or may become subject to enforcement actions by regulatory authorities. Crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, crypto asset trading platforms may be operating out of compliance with regulations, and many crypto asset trading platforms lack certain safeguards established by more traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of crypto assets on crypto asset trading platforms may be subject to larger and more frequent sudden declines than assets traded on more traditional exchanges.
    Currently, there is relatively limited use of crypto assets in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by crypto assets into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of crypto assets, either of which could adversely impact the value of the Small Cap Portfolio’s investment. In addition, to the extent market participants develop a preference for one crypto asset over another, the value of the less preferred crypto assets would likely be adversely affected. Crypto assets are a new technological innovation with a limited history; it is a highly speculative asset and future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of the Small Cap Portfolio’s indirect investment in crypto assets and the ability to exchange a crypto asset or utilize it for payments.

No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Crypto Asset Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Crypto Asset Industry Risk: The crypto asset industry is a newer, speculative, and still-developing industry that faces many risks. The crypto asset industry may still be experiencing a bubble or may experience a bubble again in the future. For example, in the first half of 2022, each of Celsius Network, Voyager Digital Ltd., and Three Arrows Capital declared bankruptcy, resulting in a loss of confidence in participants of the digital asset ecosystem and negative publicity surrounding digital assets more broadly. In November 2022, FTX Trading Ltd. (“FTX”), one of the largest digital asset platforms by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency, which were subsequently corroborated by its CEO. Shortly thereafter, FTX’s CEO resigned and FTX and many of its affiliates filed for bankruptcy in the United States, while other affiliates have entered insolvency, liquidation, or similar proceedings around the globe, following which the U.S. Department of Justice brought criminal fraud and other charges, and the Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission (“CFTC”) brought civil securities and commodities fraud charges, against certain of FTX’s and its affiliates’ senior executives, including its former CEO. In addition, several other entities in the crypto asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and Genesis Global Capital, LLC. In response to these events, the prices of crypto assets have experienced extreme volatility and other entities in the crypto asset industry have been negatively affected, further undermining confidence in the crypto asset industry. It is possible that similar events could occur in the future, which would undermine confidence in the crypto asset industry and negatively affect the value of crypto assets. It is not possible to predict at this time all of the risks that they may pose to the Small Cap Portfolio, and therefore the Small Cap Fund, its service providers or to the crypto asset industry as a whole.
    Factors affecting the further development of crypto assets include, but are not limited to, continued worldwide growth or possible cessation or reversal in the adoption and use of crypto assets and other digital assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences; maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets; negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/or value of, other crypto assets.

No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Crypto Asset Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Regulatory Risk: Crypto asset markets in the U.S. exist in a state of regulatory uncertainty. Regulatory changes or actions by Congress as well as U.S. federal or state agencies may adversely affect the value of the Small Cap Portfolio’s indirect investments in crypto assets. As digital assets have grown in both popularity and market size, a number of state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, the Securities and Exchange Commission, U.S. state securities regulators and several foreign governments have issued warnings and instituted legal proceedings in which they argue that certain digital assets may be classified as securities and that both those digital assets and any related initial coin offerings are subject to securities regulations. Additionally, U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity.
The Small Cap Portfolio’s exposure to crypto assets may change over time and, accordingly, such exposure may not be represented in the Small Cap Portfolio’s portfolio at any given time. Many significant aspects of the tax treatment of investments in crypto assets are uncertain, and a direct or indirect investment in crypto assets may produce non-qualifying income.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Single Security Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Single Security Concentration Risk: Holding a large portion of its net assets in a single security or issuer exposes the Portfolio to various risks relating to that security or issuer and to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Petroleum And Gas Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risks: In order to qualify as a RIC, the Small Cap Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (the “IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Small Cap Portfolio’s investment in its Subsidiary is expected to provide the Small Cap Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the earnings of the Subsidiary will be qualifying income for the RIC when distributed by the Subsidiary even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Small Cap Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Small Cap Portfolio’s investment in its Subsidiary will not be considered qualifying income. If the Small Cap Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Small Cap Fund would be subject to diminished returns. Additionally, the Small Cap Fund invests, directly and indirectly, in entities that take the position that they are not subject to entity-level tax. If any such entity is reclassified as a corporation for U.S. federal income tax purposes, shareholders of the Small Cap Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Small Cap Portfolio and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Small Cap Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Small Cap Fund shareholders would likely suffer decreased investment returns.

No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Sector Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Concentration Risk: Although the Small Cap Portfolio will not concentrate its investments in any industries, the Small Cap Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors, and the Portfolio's investments may be more volatile. As of December 31, 2025, the Portfolio had 43.4% invested in the Utilities sector.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk: The Portfolio may have investments, including but not limited to bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks: There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Stock Selection Risks Member
Prospectus [Line Items]
Risk [Text Block]	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, investment objective.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Market Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Risks: Mutual funds are subject to market risks and significant fluctuations in value. If the market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), geopolitical events, tariffs and trading disruptions, terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects. Advancements in technology may adversely impact markets and the overall performance of the Fund. For example, as artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Fund
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Fair valuation of the Portfolio’s investments involves subjective judgment. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and shares of the Grayscale Bitcoin Trust have historically traded, and may continue to trade, at a significant discount or premium to net asset value. As such, the price of the Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Subsidiary Risks Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Risks: By investing in its Subsidiary, the Small Cap Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. Those investments held by the Subsidiary are generally similar to the investments that are permitted to be held by the Small Cap Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Small Cap Portfolio. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Small Cap Portfolio and/or its Subsidiary to continue to operate and could adversely affect the Small Cap Fund’s performance.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Leveraging Risks Member
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Small Cap Portfolio. These leveraged instruments may result in losses to the Small Cap Portfolio or may adversely affect the Small Cap Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Small Cap Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Small Cap Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A low or negative interest rate environment could cause the Small Cap Portfolio's earnings to fall below the Portfolio's expense ratio, resulting in a decline in the Portfolio's share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. The risks associated with changing interest rates may have unpredictable effects on the markets and the Small Cap Portfolio's investments.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risks: Investing in foreign securities directly or indirectly (e.g., through ADRs, GDRs and IDRs) can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, tariffs and trading disruptions, less publicly available information, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities in which the Portfolio invests may be traded in markets that close before the time that the Portfolio calculates its NAV. Furthermore, certain foreign securities in which the Portfolio invests may be listed on foreign exchanges that trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of the Portfolio’s holdings may change on days when shareholders are not able to purchase or redeem the Small Cap Fund’s shares.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Exchange-Traded Funds (ETFs) Risks Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as S&P Global, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Actively-managed ETFs may not meet their investment objective based on an ETF’s investment adviser’s success or failure to implement strategies for the ETF and/or the investment adviser’s ability to control the ETF’s level of risk. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Small Cap Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Convertible Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Below Investment Grade Debt Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | IPO Risk Member
Prospectus [Line Items]
Risk [Text Block]	IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Paradigm Fund assets or proprietary information, or cause the fund, the Investment Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Paradigm Fund, the Investment Adviser, or the Paradigm Fund’s other service providers, or the issuers of securities in which the Paradigm Portfolio invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell fund shares, potentially resulting in financial losses to the Paradigm Fund and its shareholders.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Temporary Defensive Position Risk Member
Prospectus [Line Items]
Risk [Text Block]	Temporary Defensive Position Risk: If the Paradigm Portfolio takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Paradigm Portfolio takes a temporary defensive position, the Paradigm Fund may not achieve its investment objective.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Non-Diversification Risks Member
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risks: Holding a large portion of its net assets in a small number of issuers exposes the Portfolio to various risks relating to those issuers. A change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore the Small Cap Fund’s shares, more than shares of a more diversified mutual fund that holds more investments.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Small-Capitalization Company Risks Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Company Risks: Investing in small-capitalization companies often involve more risks than investing in larger companies as small-capitalization companies have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets and have an adverse effect on the Portfolio’s performance.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Special Situations Risks Member
Prospectus [Line Items]
Risk [Text Block]	Special Situations Risks: The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small Cap Fund.
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in common stocks has inherent risks that could cause you to lose money.
No Load Class Prospectus | Kinetics Market Opportunities Fund | Crypto Asset Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Exposure Risk: Crypto assets (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although crypto assets are an emerging asset class, they are not presently widely accepted as a medium of exchange. There are thousands of crypto assets, the most well-known of which is bitcoin.
    Bitcoin or BTC was the first decentralized crypto asset. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on an online, peer-to-peer computer network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Bitcoin Network allows people to exchange tokens of value, bitcoins, which are recorded on a public transaction ledger known as a Blockchain. The Fund may invest indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Grayscale Bitcoin Trust is a Bitcoin ETF that enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.
    In addition to the general risks of investing in other investment vehicles, the value of the Market Opportunities Portfolio’s indirect investments in crypto assets are subject to fluctuations in the value of the crypto asset, which can be highly volatile. The value of crypto assets is determined by the supply and demand for crypto assets in the global market for the trading of crypto assets, which consists primarily of transactions on crypto asset trading platforms. The value of crypto assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in crypto assets generally may not be based on fundamental analysis. The Market Opportunities Portfolio’s exposure to crypto assets can result in substantial losses to the Market Opportunities Fund.
    Crypto assets facilitate decentralized, peer-to-peer financial exchange and value storage, without the oversight of a central authority or banks. The value of crypto assets are not backed by any government, corporation, or other identified body. Crypto assets are also susceptible to theft, loss and destruction.
    Crypto assets trade on crypto asset trading platforms, which are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These crypto asset trading platforms can cease operating temporarily or even permanently, resulting in the potential loss of users’ crypto assets or other market disruptions. Crypto asset trading platforms may be more exposed to the risk of market manipulation than exchanges for more traditional assets. Individuals or organizations holding a large amount of crypto assets in which the Market Opportunities Portfolio may invest indirectly (also known as “whales”) may have the ability to manipulate the prices of those crypto assets. Crypto asset trading platforms on which crypto assets are traded are or may become subject to enforcement actions by regulatory authorities. Crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, crypto asset trading platforms may be operating out of compliance with regulations, and many crypto asset trading platforms lack certain safeguards established by more traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of crypto assets on crypto asset trading platforms may be subject to larger and more frequent sudden declines than assets traded on more traditional exchanges.
Currently, there is relatively limited use of crypto assets in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by crypto assets into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of crypto assets, either of which could adversely impact the value of the Market Opportunities Portfolio’s investment. In addition, to the extent market participants develop a preference for one crypto asset over another, the value of the less preferred crypto assets would likely be adversely affected. Crypto assets are a new technological innovation with a limited history; it is a highly speculative asset and future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of the Market Opportunities Portfolio’s indirect investment in crypto assets and the ability to exchange a crypto asset or utilize it for payments.

No Load Class Prospectus | Kinetics Market Opportunities Fund | Crypto Asset Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª Crypto Asset Industry Risk: The crypto asset industry is a newer, speculative, and still-developing industry that faces many risks. The crypto asset industry may still be experiencing a bubble or may experience a bubble again in the future. For example, in the first half of 2022, each of Celsius Network, Voyager Digital Ltd., and Three Arrows Capital declared bankruptcy, resulting in a loss of confidence in participants of the digital asset ecosystem and negative publicity surrounding digital assets more broadly. In November 2022, FTX Trading Ltd. (“FTX”), one of the largest digital asset platforms by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency, which were subsequently corroborated by its CEO. Shortly thereafter, FTX’s CEO resigned and FTX and many of its affiliates filed for bankruptcy in the United States, while other affiliates have entered insolvency, liquidation, or similar proceedings around the globe, following which the U.S. Department of Justice brought criminal fraud and other charges, and the Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission (“CFTC”) brought civil securities and commodities fraud charges, against certain of FTX’s and its affiliates’ senior executives, including its former CEO. In addition, several other entities in the crypto asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and Genesis Global Capital, LLC. In response to these events, the prices of crypto assets have experienced extreme volatility and other entities in the crypto asset industry have been negatively affected, further undermining confidence in the crypto asset industry. It is possible that similar events could occur in the future, which would undermine confidence in the crypto asset industry and negatively affect the value of crypto assets. It is not possible to predict at this time all of the risks that they may pose to the Market Opportunities Portfolio, and therefore the Market Opportunities Fund, its service providers or to the crypto asset industry as a whole.
    Factors affecting the further development of crypto assets include, but are not limited to, continued worldwide growth or possible cessation or reversal in the adoption and use of crypto assets and other digital assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences; maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets; negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/or value of, other crypto assets.

No Load Class Prospectus | Kinetics Market Opportunities Fund | Crypto Asset Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Crypto Asset Regulatory Risk: Crypto asset markets in the U.S. exist in a state of regulatory uncertainty. Regulatory changes or actions by Congress as well as U.S. federal or state agencies may adversely affect the value of the Market Opportunities Portfolio’s indirect investments in crypto assets. As digital assets have grown in both popularity and market size, a number of state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, the Securities and Exchange Commission, U.S. state securities regulators and several foreign governments have issued warnings and instituted legal proceedings in which they argue that certain digital assets may be classified as securities and that both those digital assets and any related initial coin offerings are subject to securities regulations. Additionally, U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity.
    The Market Opportunities Portfolio’s exposure to crypto assets may change over time and, accordingly, such exposure may not be represented in the Market Opportunities Portfolio’s portfolio at any given time. Many significant aspects of the tax treatment of investments in crypto assets are uncertain, and a direct or indirect investment in crypto assets may produce non-qualifying income.

No Load Class Prospectus | Kinetics Market Opportunities Fund | Single Security Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Single Security Concentration Risk: Holding a large portion of its net assets in a single security or issuer exposes the Portfolio to various risks relating to that security or issuer and to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.
No Load Class Prospectus | Kinetics Market Opportunities Fund | Petroleum And Gas Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services; economic conditions; tax treatment or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.
No Load Class Prospectus | Kinetics Market Opportunities Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risks: In order to qualify as a RIC, the Market Opportunities Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (the “IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Market Opportunities Portfolio’s investment in each Subsidiary is expected to provide the Market Opportunities Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the earnings of each Subsidiary will be qualifying income for the RIC when distributed by the Subsidiary even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Market Opportunities Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Market Opportunities Portfolio’s investment in a Subsidiary will not be considered qualifying income. If the Market Opportunities Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Market Opportunities Fund would be subject to diminished returns. Additionally, the Market Opportunities Fund invests, directly and indirectly, in entities that take the position that they are not subject to entity-level tax. If any such entity is reclassified as a corporation for U.S. federal income tax purposes, shareholders of the Market Opportunities Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Market Opportunities Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Market Opportunities Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Market Opportunities Fund shareholders would likely suffer decreased investment returns.

No Load Class Prospectus | Kinetics Market Opportunities Fund | Sector Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Concentration Risk: Although the Market Opportunities Portfolio will not concentrate its investments in any industries, the Market Opportunities Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors, and the Portfolio's investments may be more volatile. As of December 31, 2025, the Portfolio had 35.1% invested in the Utilities sector
No Load Class Prospectus | Kinetics Market Opportunities Fund | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk: The Portfolio may have investments, including but not limited to bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.
No Load Class Prospectus | Kinetics Market Opportunities Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks: There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.
No Load Class Prospectus | Kinetics Market Opportunities Fund | Small And Medium-Size Company Risks Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.
No Load Class Prospectus | Kinetics Market Opportunities Fund | Stock Selection Risks Member
Prospectus [Line Items]
Risk [Text Block]	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, investment objective.
No Load Class Prospectus | Kinetics Market Opportunities Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Fair valuation of the Portfolio's investments involves subjective judgment. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of the Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and shares of the Grayscale Bitcoin Trust have historically traded, and may continue to trade, at a significant discount or premium to net asset value. As such, the price of the Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.
No Load Class Prospectus | Kinetics Market Opportunities Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

No Load Class Prospectus | Kinetics Market Opportunities Fund | Subsidiary Risks Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Risks: By investing in its Subsidiaries, the Market Opportunities Portfolio is indirectly exposed to the risks associated with each Subsidiary’s investments. Those investments held by the Subsidiaries are generally similar to the investments that are permitted to be held by the Market Opportunities Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Market Opportunities Portfolio. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Market Opportunities Portfolio and/or its Subsidiaries to continue to operate and could adversely affect the Market Opportunities Fund’s performance.
No Load Class Prospectus | Kinetics Market Opportunities Fund | Leveraging Risks Member
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Market Opportunities Portfolio. These leveraged instruments may result in losses to the Market Opportunities Portfolio or may adversely affect the Market Opportunities Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Market Opportunities Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.
No Load Class Prospectus | Kinetics Market Opportunities Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Market Opportunities Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A low or negative interest rate environment could cause the Market Opportunities Portfolio’s earnings to fall below the Portfolio’s expense ratio, resulting in a decline in the Portfolio’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. The risks associated with changing interest rates may have unpredictable effects on the markets and the Market Opportunities Portfolio’s investments.
No Load Class Prospectus | Kinetics Market Opportunities Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risks: Investing in foreign securities directly or indirectly (e.g., through ADRs, GDRs and IDRs) can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, tariffs and trading disruptions, less publicly available information, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities in which the Portfolio invests may be traded in markets that close before the time that the Portfolio calculates its NAV. Furthermore, certain foreign securities in which the Portfolio invests may be listed on foreign exchanges that trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of the Portfolio’s holdings may change on days when shareholders are not able to purchase or redeem the Market Opportunities Fund’s shares.
No Load Class Prospectus | Kinetics Market Opportunities Fund | Exchange-Traded Funds (ETFs) Risks Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as S&P Global, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Actively-managed ETFs may not meet their investment objective based on an ETF’s investment adviser success or failure to implement strategies for the ETF and/or the investment adviser’s ability to control the ETF’s level of risk. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

No Load Class Prospectus | Kinetics Market Opportunities Fund | Convertible Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
No Load Class Prospectus | Kinetics Market Opportunities Fund | Below Investment Grade Debt Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

No Load Class Prospectus | Kinetics Market Opportunities Fund | IPO Risk Member
Prospectus [Line Items]
Risk [Text Block]	IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
No Load Class Prospectus | Kinetics Market Opportunities Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Market Opportunities Fund assets or proprietary information, or cause the fund, the Investment Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Market Opportunities Fund, the Investment Adviser, or the Market Opportunities Fund’s other service providers, or the issuers of securities in which the Market Opportunities Portfolio invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell fund shares, potentially resulting in financial losses to the Market Opportunities Fund and its shareholders.
No Load Class Prospectus | Kinetics Market Opportunities Fund | Temporary Defensive Position Risk Member
Prospectus [Line Items]
Risk [Text Block]	Temporary Defensive Position Risk: If the Market Opportunities Portfolio takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Market Opportunities Portfolio takes a temporary defensive position, the Market Opportunities Fund may not achieve its investment objective.
No Load Class Prospectus | Kinetics Market Opportunities Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risks: Mutual funds are subject to market risks and significant fluctuations in value. If the market declines in value, the Market Opportunities Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), geopolitical events, tariffs and trading disruptions, terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects. Advancements in technology may adversely impact markets and the overall performance of the Fund. For example, as artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Fund.
No Load Class Prospectus | Kinetics Market Opportunities Fund | Non-Diversification Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Non-Diversification Risks: Holding a large portion of its net assets in a small number of issuers exposes the Portfolio to various risks relating to those issuers. A change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares, and therefore the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

No Load Class Prospectus | Kinetics Market Opportunities Fund | Sector Emphasis Risks Member
Prospectus [Line Items]
Risk [Text Block]	Sector Emphasis Risks: The Market Opportunities Portfolio’s investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector. The Market Opportunities Portfolio’s investments in the gaming sector may be adversely affected by changes in economic conditions. The casino industry is particularly susceptible to economic conditions that negatively affect tourism. Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies. In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.
No Load Class Prospectus | Kinetics Market Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in common stocks has inherent risks that could cause you to lose money.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk: There is a risk that one or more of the securities in which the Multi-Disciplinary Income Portfolio invests are valued differently than the price realized upon such security’s sale. In times of market instability, valuation may be more difficult. The tiered capital structure of CLOs may also subject them to price volatility and valuation risk in times of market stress.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Exchange-Traded Funds (ETFs) Risks Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds (ETFs) Risk: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as S&P Global, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Actively-managed ETFs may not meet their investment objective based on an ETF’s investment adviser success or failure to implement strategies for the ETF and/or the investment adviser’s ability to control the ETF’s level of risk. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Multi-Disciplinary Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Below Investment Grade Debt Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities Risks. Securities rated “BB+” or below by S&P or “Ba1” or below by Moody’s are known as high yield securities and are commonly referred to as “junk debt.” Such securities entail greater price volatility and credit and interest rate risk than investment-grade securities. Analysis of the creditworthiness of high yield issuers is more complex than for higher-rated securities, making it more difficult for the Investment Adviser to accurately predict risk. There is a greater risk with high yield securities that an issuer will not be able to make principal and interest payments when due. If the Multi-Disciplinary Income Portfolio pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all these factors, these securities are generally considered to be speculative.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Multi-Disciplinary Income Fund assets or proprietary information, or cause the fund, the Investment Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Multi-Disciplinary Income Fund, the Investment Adviser, or the Multi-Disciplinary Income Fund’s other service providers, or the issuers of securities in which the Multi-Disciplinary
Income Portfolio invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell fund shares, potentially resulting in financial losses to the Multi-Disciplinary Income Fund and its shareholders.

No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Temporary Defensive Position Risk Member
Prospectus [Line Items]
Risk [Text Block]	Temporary Defensive Position Risk: If the Multi-Disciplinary Income Portfolio takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Multi-Disciplinary Income Portfolio takes a temporary defensive position, the Multi-Disciplinary Income Fund may not achieve its investment objective.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Mutual funds are subject to market risks and significant fluctuations in value. If the market declines in value, the Multi-Disciplinary Income Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), geopolitical events, tariffs and trading disruptions, terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects. Advancements in technology may adversely impact markets and the overall performance of a fund. For example, as artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of a Portfolio.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Investment Adviser continuously evaluates the Multi-Disciplinary Income Portfolio’s holdings, purchases, and sales with a view to achieving the Multi-Disciplinary Income Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Investment Adviser’s judgment about the markets, the economy, CLOs and corporate loans may not anticipate actual market movements, economic conditions, CLOs or corporate loans securities performance, and these factors may affect the return on your investment.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Collateralized Loan Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Loan Obligations Risk: A CLO is a securitization vehicle collateralized by a pool of credit-related assets. Generally, these assets are below investment grade and are subject to greater credit risk, price volatility and risk of loss than investment grade securities. CLO securities present risks similar to those of other types of credit investments, including default (credit), interest rate and prepayment risks. The extent of these risks depends largely on the type of securities used as collateral and the debt tranche of the CLOs in which the Multi-Disciplinary Income Portfolio invests. In addition, CLOs are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. There is also a risk that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Collateralized Loan Obligations Leveraging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Loan Obligations Leveraging Risk: CLOs are typically leveraged, and such leverage will magnify the loss on CLO investments, which may in turn magnify the loss experienced by the Multi-Disciplinary Income Fund. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the Multi-Disciplinary Income Portfolio’s investments were not leveraged.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Collateralized Loan Obligations Manager Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Loan Obligations Manager Risk: CLO managers are responsible for selecting, managing, and replacing the underlying collateral assets within a CLO. CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO debt tranches in which the Multi-Disciplinary Income Portfolio invests.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Credit/Default Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit/Default Risk: The Multi-Disciplinary Income Portfolio is subject to the risks associated with the credit quality of CLO debt tranches and corporate loans. Credit quality measures the likelihood that the obligor will be able to meet its debt service obligations. Credit risk is the risk that an obligor will be unable to make principal and interest payments when due, or default on its obligations. Most CLO debt tranches and corporate loans which would be considered for investment by the Multi-Disciplinary Income Portfolio, will have credit ratings issued from NRSROs such as S&P Global, Fitch, and Moody’s. These NRSROs assign ratings to the obligor by assessing the likelihood of issuer default.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: The Multi-Disciplinary Income Portfolio’s investments in futures, options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Income Portfolio. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Fixed Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Risk: Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully herein, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Additionally, investments in fixed income securities are subject to the following risks:
•Prepayment Risk. CLO debt tranches and corporate loans are subject to prepayment risk. During periods when credit spreads are contracting, a callable CLO debt tranche or corporate loan held by the Multi-Disciplinary Income Portfolio may be “called” and repaid before its stated maturity, and the Multi-Disciplinary Income Portfolio may have to reinvest the proceeds at a lower interest rate, resulting in a decline in the Multi-Disciplinary Income Fund’s income. CLOs are also typically structured such that, after a specified time period (i.e., the non-call period), the majority investor(s) in the equity tranche can call (i.e., require the CLO issuer to redeem) the CLO debt tranches issued by the CLO in full, plus accrued interest. The Multi-Disciplinary Income Portfolio may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Multi-Disciplinary Income Portfolio having to reinvest the proceeds in unfavorable market conditions, which in turn could cause a decline in the Multi-Disciplinary Income Fund’s income.
•Credit Risk of Underlying CLO Collateral. The ability of the underlying collateral assets held by the CLOs to generate sufficient cash flow to meet the debt service requirements of the CLO debt tranches on a full and timely basis when principal and/or interest payments are due, may be adversely affected by payment defaults of certain collateral assets held by the CLO.
•Extension Risk. During periods when credit spreads are increasing, certain CLO debt tranches may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Multi-Disciplinary Income Fund’s income and potentially in the value of the Multi-Disciplinary Income Portfolio’s investments.
•Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Income Portfolio may decline in value. Floating interest rate securities may increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities.
•Floating Interest Rate Risk. CLO tranches and corporate loans have floating interest rates, and therefore their market price may be less sensitive to interest rate changes than securities with fixed interest rates but may still decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Since the Multi-Disciplinary Income Portfolio invests primarily in floating rate CLO debt tranches and corporate loans, a decline in interest rates may result in a reduction of income and may adversely affect the value of the Multi-Disciplinary Income Fund’s shares. The interest rate for a CLO tranche resets quarterly and for corporate loans usually resets either monthly or quarterly, by reference to a benchmark interest rate index. The impact of interest rate changes on floating rate CLO investments and corporate loans is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations.
•Income Risk. The Multi-Disciplinary Income Fund’s income may decline if interest rates fall. This decline in income can occur because investments held by the Multi-Disciplinary Income Portfolio will have floating or variable interest rates.
•Privately Issued Securities Risk. The Multi-Disciplinary Income Portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended. Privately issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Multi-Disciplinary Income Portfolio may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at lesser prices than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for the purposes of computing the Fund’s NAV due to the absence of an active trading market. The determinations of the fair value of the Multi-Disciplinary Income Portfolio’s investments may cause its NAV on a given date to understate or overstate, possibly materially, the value that the Multi-Disciplinary Income Portfolio may ultimately realize on one or more of its investments. There can also be no assurance that a privately issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Multi-Disciplinary Income Portfolio, and its value may decline as a result.

No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Fixed Income Risk, Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. CLO debt tranches and corporate loans are subject to prepayment risk. During periods when credit spreads are contracting, a callable CLO debt tranche or corporate loan held by the Multi-Disciplinary Income Portfolio may be “called” and repaid before its stated maturity, and the Multi-Disciplinary Income Portfolio may have to reinvest the proceeds at a lower interest rate, resulting in a decline in the Multi-Disciplinary Income Fund’s income. CLOs are also typically structured such that, after a specified time period (i.e., the non-call period), the majority investor(s) in the equity tranche can call (i.e., require the CLO issuer to redeem) the CLO debt tranches issued by the CLO in full, plus accrued interest. The Multi-Disciplinary Income Portfolio may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Multi-Disciplinary Income Portfolio having to reinvest the proceeds in unfavorable market conditions, which in turn could cause a decline in the Multi-Disciplinary Income Fund’s income.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Fixed Income Risk, Credit Risk Of Underlying CLO Collateral Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk of Underlying CLO Collateral. The ability of the underlying collateral assets held by the CLOs to generate sufficient cash flow to meet the debt service requirements of the CLO debt tranches on a full and timely basis when principal and/or interest payments are due, may be adversely affected by payment defaults of certain collateral assets held by the CLO.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Fixed Income Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. During periods when credit spreads are increasing, certain CLO debt tranches may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Multi-Disciplinary Income Fund’s income and potentially in the value of the Multi-Disciplinary Income Portfolio’s investments.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Fixed Income Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Income Portfolio may decline in value. Floating interest rate securities may increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Fixed Income Risk, Floating Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Floating Interest Rate Risk. CLO tranches and corporate loans have floating interest rates, and therefore their market price may be less sensitive to interest rate changes than securities with fixed interest rates but may still decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Since the Multi-Disciplinary Income Portfolio invests primarily in floating rate CLO debt tranches and corporate loans, a decline in interest rates may result in a reduction of income and may adversely affect the value of the Multi-Disciplinary Income Fund’s shares. The interest rate for a CLO tranche resets quarterly and for corporate loans usually resets either monthly or quarterly, by reference to a benchmark interest rate index. The impact of interest rate changes on floating rate CLO investments and corporate loans is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Fixed Income Risk, Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Multi-Disciplinary Income Fund’s income may decline if interest rates fall. This decline in income can occur because investments held by the Multi-Disciplinary Income Portfolio will have floating or variable interest rates.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Fixed Income Risk, Privately Issued Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Privately Issued Securities Risk. The Multi-Disciplinary Income Portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended. Privately issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Multi-Disciplinary Income Portfolio may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at lesser prices than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for the purposes of computing the Fund’s NAV due to the absence of an active trading market. The determinations of the fair value of the Multi-Disciplinary Income Portfolio’s investments may cause its NAV on a given date to understate or overstate, possibly materially, the value that the Multi-Disciplinary Income Portfolio may ultimately realize on one or more of its investments. There can also be no assurance that a privately issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Multi-Disciplinary Income Portfolio, and its value may decline as a result.

No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk refers to the possibility that the Multi-Disciplinary Income Portfolio may not be able to buy or sell a security at a favorable price or time. Consequently, the Multi-Disciplinary Income Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or decline an investment opportunity, any of which could have a negative effect on the Multi-Disciplinary Income Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. While CLO debt tranches and corporate loans in which the Multi-Disciplinary Income Portfolio seeks to invest are expected to be supported by a secondary market, it is possible that they may be characterized as illiquid investments under adverse market conditions resulting in a limited market for the resale for such securities or affected by the liquidity in the fixed income market, generally.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Option Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Option Transaction Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Multi-Disciplinary Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Multi-Disciplinary Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk: Paying redemption proceeds may require the Multi-Disciplinary Income Portfolio to dispose of or sell portfolio investments at an inopportune time to obtain the cash needed to pay redemption proceeds. This may cause the Multi-Disciplinary Income Fund to incur certain costs and to recognize gains or losses.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Covenant Lite Corporate Loans Risk Member
Prospectus [Line Items]
Risk [Text Block]	Covenant Lite Corporate Loans Risk: Certain underlying corporate loans in which the Multi-Disciplinary Income Portfolio may invest on a direct basis and/or indirectly through an investment in a CLO debt tranche, may be “covenant lite”, which have few or no financial maintenance covenants that would require a borrower to maintain. As a result, there may be delays in enforcing our interests in such covenant lite securities, which may result in losses and adversely affect the Multi-Disciplinary Income Fund.
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Multi-Disciplinary Income Portfolio’s investments have inherent risks that could cause you to lose money.
Advisor A & C Prospectus | Kinetics Internet Fund | Crypto Asset Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Exposure Risk: Crypto assets (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although crypto assets are an emerging asset class, they are not presently widely accepted as a medium of exchange. There are thousands of crypto assets, the most well-known of which is bitcoin.
Bitcoin or BTC was the first decentralized crypto asset. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on an online, peer-to-peer computer network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Bitcoin Network allows people to exchange tokens of value, bitcoins, which are recorded on a public transaction ledger known as a Blockchain. The Fund may invest indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Grayscale Bitcoin Trust is a Bitcoin ETF that enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.
In addition to the general risks of investing in other investment vehicles, the value of the Internet Portfolio’s indirect investments in crypto assets are subject to fluctuations in the value of the crypto asset, which can be highly volatile. The value of crypto assets is determined by the supply and demand for crypto assets in the global market for the trading of crypto assets, which consists primarily of transactions on crypto asset trading platforms. The value of crypto assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in crypto assets generally may not be based on fundamental analysis. The Internet Portfolio’s exposure to crypto assets can result in substantial losses to the Internet Fund.
    Crypto assets facilitate decentralized, peer-to-peer financial exchange and value storage, without the oversight of a central authority or banks. The value of crypto assets are not backed by any government, corporation, or other identified body. Crypto assets are also susceptible to theft, loss and destruction.
    Crypto assets trade on crypto asset trading platforms, which are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These crypto asset trading platforms can cease operating temporarily or even permanently, resulting in the potential loss of users’ crypto assets or other market disruptions. Crypto asset trading platforms may be more exposed to the risk of market manipulation than exchanges for more traditional assets. Individuals or organizations holding a large amount of crypto assets in which the Internet Portfolio may invest indirectly (also known as “whales”) may have the ability to manipulate the prices of those crypto assets. Crypto asset trading platforms on which crypto assets are traded are or may become subject to enforcement actions by regulatory authorities. Crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, crypto asset trading platforms may be operating out of compliance with regulations, and many crypto asset trading platforms lack certain safeguards established by more traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of crypto assets on crypto asset trading platforms may be subject to larger and more frequent sudden declines than assets traded on more traditional exchanges.
    Currently, there is relatively limited use of crypto assets in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by crypto assets into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of crypto assets, either of which could adversely impact the value of the Internet Portfolio’s investment. In addition, to the extent market participants develop a preference for one crypto asset over another, the value of the less preferred crypto assets would likely be adversely affected. Crypto assets are a new technological innovation with a limited history; it is a highly speculative asset and future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of the Internet Portfolio’s indirect investment in crypto assets and the ability to exchange a crypto asset or utilize it for payments.

Advisor A & C Prospectus | Kinetics Internet Fund | Crypto Asset Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Industry Risk: The crypto asset industry is a newer, speculative, and still-developing industry that faces many risks. The crypto asset industry may still be experiencing a bubble or may experience a bubble again in the future. For example, in the first half of 2022, each of Celsius Network, Voyager Digital Ltd., and Three Arrows Capital declared bankruptcy, resulting in a loss of confidence in participants of the digital asset ecosystem and negative publicity surrounding digital assets more broadly. In November 2022, FTX Trading Ltd. (“FTX”), one of the largest digital asset platforms by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency, which were subsequently corroborated by its CEO. Shortly thereafter, FTX’s CEO resigned and FTX and many of its affiliates filed for bankruptcy in the United States, while other affiliates have entered insolvency, liquidation, or similar proceedings around the globe, following which the U.S. Department of Justice brought criminal fraud and other charges, and the Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission (“CFTC”) brought civil securities and commodities fraud charges, against certain of FTX’s and its affiliates’ senior executives, including its former CEO. In addition, several other entities in the crypto asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and Genesis Global Capital, LLC. In response to these events, the prices of crypto assets experienced extreme volatility and other entities in the crypto asset industry have been negatively affected. It is possible that similar events could occur in the future, which would undermine confidence in the crypto asset industry and negatively affect the value of crypto assets. It is not possible to predict at this time all of the risks that they may pose to the Internet Portfolio, and therefore the Internet Fund, its service providers or to the crypto asset industry as a whole.
    Factors affecting the further development of crypto assets include, but are not limited to, continued worldwide growth or possible cessation or reversal in the adoption and use of crypto assets and other digital assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences; maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets; negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/or value of, other crypto assets.

Advisor A & C Prospectus | Kinetics Internet Fund | Crypto Asset Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Regulatory Risk: Crypto asset markets in the U.S. exist in a state of regulatory uncertainty. Regulatory changes or actions by Congress as well as U.S. federal or state agencies may adversely affect the value of the Internet Portfolio’s indirect investments in crypto assets. As digital assets have grown in both popularity and market size, a number of state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, the SEC, U.S. state securities regulators and several foreign governments have issued warnings and instituted legal proceedings in which they argue that certain digital assets may be classified as securities and that both those digital assets and any related initial coin offerings are subject to securities regulations. Additionally, U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity.
    The Internet Portfolio’s exposure to crypto assets may change over time and, accordingly, such exposure may not be represented in the Internet Portfolio’s portfolio at any given time. Many significant aspects of the tax treatment of investments in crypto assets are uncertain, and a direct or indirect investment in crypto assets may produce non-qualifying income.

Advisor A & C Prospectus | Kinetics Internet Fund | Single Security Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Single Security Concentration Risk: Holding a large portion of its net assets in a single security or issuer exposes the Portfolio to various risks relating to that security or issuer and to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Portfolio’s performance.

Advisor A & C Prospectus | Kinetics Internet Fund | Internet Industry Concentration Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Internet Industry Concentration Risks: Investing a substantial portion of the Internet Portfolio’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to market and technological developments. Internet and Internet-related companies, including companies (i) involved in software, hardware, information technology services, or infrastructure (including energy and real estate) relating to the internet and (ii) companies involved in enhancement or improvement via the internet are subject to a rate of change in technology and competition which is generally higher than that of other industries. As artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Fund. To the extent the Portfolio invests in companies that are involved in various aspects of artificial intelligence technologies, it is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation.
Advisor A & C Prospectus | Kinetics Internet Fund | Petroleum And Gas Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Advisor A & C Prospectus | Kinetics Internet Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Tax Risks: In order to qualify as a RIC, the Internet Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal
Revenue Service (the “IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Internet Portfolio’s investment in each Subsidiary is expected to provide the Internet Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the earnings of each Subsidiary will be qualifying income for the RIC when distributed by the Subsidiary even though the income would not be qualifying income if earned directly by the RIC or indirectly by an entity classified as a partnership for federal income tax purposes, such as the Internet Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Internet Portfolio’s investment in a Subsidiary will not be considered qualifying income. If the Internet Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Internet Fund would be subject to diminished returns. Additionally, the Internet Fund invests, directly and indirectly, in entities that take the position that they are not subject to entity-level tax. If any such entity is reclassified as a corporation for U.S. federal income tax purposes, shareholders of the Internet Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Internet Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Internet Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Advisor A & C Prospectus | Kinetics Internet Fund | Sector Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	ª Sector Concentration Risk: The Internet Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors, and the Portfolio's investments may be more volatile. As of December 31, 2025, the Portfolio had 25.7% invested in the Finance and Insurance sector.
Advisor A & C Prospectus | Kinetics Internet Fund | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	ª Volatility Risk: The Portfolio may have investments, including but not limited to bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.
Advisor A & C Prospectus | Kinetics Internet Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Management Risks: There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.
Advisor A & C Prospectus | Kinetics Internet Fund | Small And Medium-Size Company Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Small and Medium-Size Company Risks: Investing in small and medium-size companies often involve more risks than investing in larger companies as small and medium-size companies have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets and have an adverse effect on the Portfolio’s performance.
Advisor A & C Prospectus | Kinetics Internet Fund | Stock Selection Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s, and therefore the Internet Fund’s, investment objective.
Advisor A & C Prospectus | Kinetics Internet Fund | Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª Market Risks: Mutual funds are subject to market risks and significant fluctuations in value. If the market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), geopolitical events, tariffs and trading disruptions, terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects. Advancements in technology may adversely impact markets and the overall performance of the Fund. For example, as artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Fund.
Advisor A & C Prospectus | Kinetics Internet Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	ª Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Fair valuation of the Portfolio’s investments involves subjective judgment. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of the Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and shares of the Grayscale Bitcoin Trust have historically traded, and may continue to trade, at a significant discount or premium to net asset value. As such, the price of the Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.
Advisor A & C Prospectus | Kinetics Internet Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.
Advisor A & C Prospectus | Kinetics Internet Fund | Subsidiary Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Subsidiary Risks: By investing in its Subsidiaries, the Internet Portfolio is indirectly exposed to the risks associated with each Subsidiary’s investments. Those investments held by the Subsidiaries are generally similar to the investments that are permitted to be held by the Internet Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Internet Portfolio. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Internet Portfolio and/or its Subsidiaries to continue to operate and could adversely affect the Internet Fund’s performance.
Advisor A & C Prospectus | Kinetics Internet Fund | Leveraging Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Internet Portfolio. These leveraged instruments may result in losses to the Internet Portfolio or may adversely affect the Internet Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Internet Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.
Advisor A & C Prospectus | Kinetics Internet Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
ª    Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Internet Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A low or negative interest rate environment could cause the Internet Portfolio's earnings to fall below the Portfolio's expense ratio, resulting in a decline in the Portfolio's share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. The risks associated with changing interest rates may have unpredictable effects on the markets and the Internet Portfolio's investments.
Advisor A & C Prospectus | Kinetics Internet Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Foreign Securities Risks: Investing in foreign securities directly or indirectly (e.g., through ADRs, GDRs, and IDRs) can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, tariffs and trading disruptions, less publicly available information, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities in which the Portfolio invests may be traded in markets that close before the time that the Portfolio calculates its NAV. Furthermore, certain foreign securities in which the Portfolio invests may be listed on foreign exchanges that trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of the Portfolio’s holdings may change on days when shareholders are not able to purchase or redeem the Internet Fund’s shares.
Advisor A & C Prospectus | Kinetics Internet Fund | Exchange-Traded Funds (ETFs) Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as S&P Global, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Actively-managed ETFs may not meet their investment objective based on an ETF’s investment adviser’s success or failure to implement strategies for the ETF and/or the investment adviser’s ability to control the ETF’s level of risk. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.
Advisor A & C Prospectus | Kinetics Internet Fund | Convertible Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
Advisor A & C Prospectus | Kinetics Internet Fund | Below Investment Grade Debt Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.
Advisor A & C Prospectus | Kinetics Internet Fund | IPO Risk Member
Prospectus [Line Items]
Risk [Text Block]	ª IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
Advisor A & C Prospectus | Kinetics Internet Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Internet Fund assets or proprietary information, or cause the fund, the Investment Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Internet Fund, the Investment Adviser, or the Internet Fund’s other service providers, or the issuers of securities in which the Internet Portfolio invests have the ability to disrupt and negatively affect the
Fund’s business operations, including the ability to purchase and sell fund shares, potentially resulting in financial losses to the Internet Fund and its shareholders.
Advisor A & C Prospectus | Kinetics Internet Fund | Temporary Defensive Position Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Temporary Defensive Position Risk: If the Internet Portfolio takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Internet Portfolio takes a temporary defensive position, the Internet Fund may not achieve its investment objective.

Advisor A & C Prospectus | Kinetics Internet Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in common stocks has inherent risks that could cause you to lose money.
Advisor A & C Prospectus | Kinetics Internet Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	ª Non-Diversification Risks: Holding a large portion of its net assets in a small number of issuers exposes the Portfolio to various risks relating to those issuers. A change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares, and therefore the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.
Advisor A & C Prospectus | Kinetics Global Fund | Crypto Asset Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Exposure Risk: Crypto assets (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although crypto assets are an emerging asset class, they are not presently widely accepted as a medium of exchange. There are thousands of crypto assets, the most well-known of which is bitcoin.
    Bitcoin or BTC was the first decentralized crypto asset. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on an online, peer-to-peer computer network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Bitcoin Network allows people to exchange tokens of value, bitcoins, which are recorded on a public transaction ledger known as a Blockchain. The Fund may invest indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. The Grayscale Bitcoin Trust is a Bitcoin ETF that enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.
    In addition to the general risks of investing in other investment vehicles, the value of the Global Portfolio’s indirect investments in crypto assets are subject to fluctuations in the value of the crypto asset, which can be highly volatile. The value of crypto assets is determined by the supply and demand for crypto assets in the global market for the trading of crypto assets, which consists primarily of transactions on crypto asset trading platforms. The value of crypto assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in crypto assets generally may not be based on fundamental analysis. The Global Portfolio’s exposure to crypto assets can result in substantial losses to the Global Fund.
    Crypto assets facilitate decentralized, peer-to-peer financial exchange and value storage, without the oversight of a central authority or banks. The value of crypto assets are not backed by any government, corporation, or other identified body. Crypto assets are also susceptible to theft, loss and destruction.
    Crypto assets trade on crypto asset trading platforms, which are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These crypto asset trading platforms can cease operating temporarily or even permanently, resulting in the potential loss of users’ crypto assets or other market disruptions. Crypto asset trading platforms may be more exposed to the risk of market manipulation than exchanges for more traditional assets. Individuals or organizations holding a large amount of crypto assets in which the Global Portfolio may invest indirectly (also known as “whales”) may have the ability to manipulate the prices of those crypto assets. Crypto asset trading platforms on which crypto assets are traded are or may become subject to enforcement actions by regulatory authorities. Crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, crypto asset trading platforms may be operating out of compliance with regulations and many crypto asset trading platforms lack certain safeguards established by more traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of crypto assets on crypto asset trading platforms may be subject to larger and more frequent sudden declines than assets traded on more traditional exchanges.
    Currently, there is relatively limited use of crypto assets in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by crypto assets into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of crypto assets, either of which could adversely impact the value of the Global Portfolio’s investment. In addition, to the extent market participants develop a preference for one crypto asset over another, the value of the less preferred crypto assets would likely be adversely affected. Crypto assets are a new technological innovation with a limited history; it is a highly speculative asset and future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of the Global Portfolio’s indirect investment in crypto assets and the ability to exchange a crypto asset or utilize it for payments.

Advisor A & C Prospectus | Kinetics Global Fund | Crypto Asset Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Industry Risk: The crypto asset industry is a newer, speculative, and still-developing industry that faces many risks. The crypto asset industry may still be experiencing a bubble or may experience a bubble again in the future. For example, in the first half of 2022, each of Celsius Network, Voyager Digital Ltd., and Three Arrows Capital declared bankruptcy, resulting in a loss of confidence in participants of the digital asset ecosystem and negative publicity surrounding digital assets more broadly. In November 2022, FTX Trading Ltd. (“FTX”), one of the largest digital asset platforms by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency, which were subsequently corroborated by its CEO. Shortly thereafter, FTX’s CEO resigned and FTX and many of its affiliates filed for bankruptcy in the United States, while other affiliates have entered insolvency, liquidation, or similar proceedings around the globe, following which the U.S. Department of Justice brought criminal fraud and other charges, and the Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission (“CFTC”) brought civil securities and commodities fraud charges, against certain of FTX’s and its affiliates’ senior executives, including its former CEO. In addition, several other entities in the crypto asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and Genesis Global Capital, LLC. In response to these events, the prices of crypto assets experienced extreme volatility and other entities in the crypto asset industry have been negatively affected. It is possible that similar events could occur in the future, which would undermine confidence in the crypto asset industry and negatively affect the value of crypto assets. It is not possible to predict at this time all of the risks that they may pose to the Global Portfolio, and therefore the Global Fund, its service providers or to the crypto asset industry as a whole.
    Factors affecting the further development of crypto assets include, but are not limited to, continued worldwide growth or possible cessation or reversal in the adoption and use of crypto assets and other digital assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences; maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets;
negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/or value of, other crypto assets.

Advisor A & C Prospectus | Kinetics Global Fund | Crypto Asset Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Regulatory Risk: Crypto asset markets in the U.S. exist in a state of regulatory uncertainty. Regulatory changes or actions by Congress as well as U.S. federal or state agencies may adversely affect the value of the Global Portfolio’s indirect investments in crypto assets. As digital assets have grown in both popularity and market size, a number of state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, the Securities and Exchange Commission, U.S. state securities regulators and several foreign governments have issued warnings and instituted legal proceedings in which they argue that certain digital assets may be classified as securities and that both those digital assets and any related initial coin offerings are subject to securities regulations. Additionally, U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity.
    The Global Portfolio’s exposure to crypto assets may change over time and, accordingly, such exposure may not be represented in the Global Portfolio’s portfolio at any given time. Many significant aspects of the tax treatment of investments in crypto assets are uncertain, and a direct or indirect investment in crypto assets may produce non-qualifying income.

Advisor A & C Prospectus | Kinetics Global Fund | Single Security Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	ª Single Security Concentration Risk: Holding a large portion of its net assets in a single security or issuer exposes the Portfolio to various risks relating to that security or issuer and to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Portfolio’s performance.
Advisor A & C Prospectus | Kinetics Global Fund | Petroleum And Gas Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	ª Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.
Advisor A & C Prospectus | Kinetics Global Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Tax Risks: In order to qualify as a RIC, the Global Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (the “IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Global Portfolio’s investment in each Subsidiary is expected to provide the Global Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the earnings of each Subsidiary will be qualifying income for the RIC when distributed by the Subsidiary even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Global Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Global Portfolio’s investment in a Subsidiary will not be considered qualifying income. If the Global Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Global Fund would be subject to diminished returns. Additionally, the Global Fund invests, directly and indirectly, in entities that take the position that they are not subject to entity-level tax. If any such entity is reclassified as a corporation for U.S. federal income tax purposes, shareholders of the Global Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Global Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Global Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Global Fund shareholders would likely suffer decreased investment returns.
Advisor A & C Prospectus | Kinetics Global Fund | Sector Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	ª Sector Concentration Risk: Although the Global Portfolio will not concentrate its investments in any industries, the Global Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors, and the Portfolio's investments may be more volatile. As of December 31, 2025, the Portfolio had 25.7% invested in the Finance and Insurance sector.
Advisor A & C Prospectus | Kinetics Global Fund | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	ª Volatility Risk: The Portfolio may have investments, including but not limited to bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.
Advisor A & C Prospectus | Kinetics Global Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Management Risks: There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.
Advisor A & C Prospectus | Kinetics Global Fund | Small And Medium-Size Company Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Small and Medium-Size Company Risks: Investing in small and medium-size companies often involve more risks than investing in larger companies as small and medium-size companies have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets and have an adverse effect on the Portfolio’s performance.
Advisor A & C Prospectus | Kinetics Global Fund | Stock Selection Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s, and therefore the Global Fund’s, investment objective.
Advisor A & C Prospectus | Kinetics Global Fund | Market Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Market Risks: Mutual funds are subject to market risks and significant fluctuations in value. If the market declines in value, the Global Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), geopolitical events, tariffs and trading disruptions, terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects. Advancements in technology may adversely impact markets and the overall performance of the Fund. For example, as artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Fund.
Advisor A & C Prospectus | Kinetics Global Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Fair valuation of the Portfolio’s investments involves subjective judgment. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of the Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares of the Grayscale Bitcoin Trust have historically traded, and may continue to trade, at a significant discount or premium to net asset value. As such, the price of the Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.
Advisor A & C Prospectus | Kinetics Global Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.
Advisor A & C Prospectus | Kinetics Global Fund | Subsidiary Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Subsidiary Risks: By investing in its Subsidiaries, the Global Portfolio is indirectly exposed to the risks associated with each Subsidiary’s investments. Those investments held by the Subsidiaries are generally similar to the investments that are permitted to be held by the Global Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Global Portfolio. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Global Portfolio and/or its Subsidiaries to continue to operate and could adversely affect the Global Fund’s performance.
Advisor A & C Prospectus | Kinetics Global Fund | Leveraging Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Global Portfolio. These leveraged instruments may result in losses to the Global Portfolio or may adversely affect the Global Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Global Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.
Advisor A & C Prospectus | Kinetics Global Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	ª Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Global Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A low or negative interest rate environment could cause the Global Portfolio's earnings to fall below the Portfolio's expense ratio, resulting in a decline in the Portfolio's share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. The risks associated with changing interest rates may have unpredictable effects on the markets and the Global Portfolio's investments.
Advisor A & C Prospectus | Kinetics Global Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Foreign Securities Risks: Investing in foreign securities directly or indirectly (e.g., through ADRs, GDRs, and IDRs) can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, tariffs and trading disruptions, less publicly available information, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities in which the Portfolio invests may be traded in markets that close before the time that the Portfolio calculates its NAV. Furthermore, certain foreign securities in which the Portfolio invests may be listed on foreign exchanges that trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of the Portfolio’s holdings may change on days when shareholders are not able to purchase or redeem the Global Fund’s shares.
Advisor A & C Prospectus | Kinetics Global Fund | Exchange-Traded Funds (ETFs) Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as S&P Global, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Actively-managed ETFs may not meet their investment objective based on an ETF’s investment adviser’s success or failure to implement strategies for the ETF and/or the investment adviser’s ability to control the ETF’s level of risk. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.
Advisor A & C Prospectus | Kinetics Global Fund | Convertible Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
Advisor A & C Prospectus | Kinetics Global Fund | Below Investment Grade Debt Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.
Advisor A & C Prospectus | Kinetics Global Fund | IPO Risk Member
Prospectus [Line Items]
Risk [Text Block]	ª IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
Advisor A & C Prospectus | Kinetics Global Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	ª Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Global Fund assets or proprietary information, or cause the fund, the Investment Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Global Fund, the Investment Adviser, or the Global Fund’s other service providers, or the issuers of securities in which the Global Portfolio invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell fund shares, potentially resulting in financial losses to the Global Fund and its shareholders.
Advisor A & C Prospectus | Kinetics Global Fund | Temporary Defensive Position Risk Member
Prospectus [Line Items]
Risk [Text Block]	ª Temporary Defensive Position Risk: If the Global Portfolio takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Global Portfolio takes a temporary defensive position, the Global Fund may not achieve its investment objective.
Advisor A & C Prospectus | Kinetics Global Fund | Emerging Markets Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.
Advisor A & C Prospectus | Kinetics Global Fund | Counterparty Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Counterparty Risks: Transactions involving a counterparty are subject to the credit risk of the counterparty. A Portfolio that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Portfolio could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
Advisor A & C Prospectus | Kinetics Global Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.
Advisor A & C Prospectus | Kinetics Paradigm Fund | Crypto Asset Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Exposure Risk: Crypto assets (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although crypto assets are an emerging asset class, they are not presently widely accepted as a medium of exchange. There are thousands of crypto assets, the most well-known of which is bitcoin.
    Bitcoin or BTC was the first decentralized crypto asset. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on an online, peer-to-peer computer network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Bitcoin Network allows people to exchange tokens of value, bitcoins, which are recorded on a public transaction ledger known as a Blockchain. The Fund may invest indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. The Grayscale Bitcoin Trust is a Bitcoin ETF that enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.
    In addition to the general risks of investing in other investment vehicles, the value of the Paradigm Portfolio’s indirect investments in crypto assets are subject to fluctuations in the value of the crypto asset, which can be highly volatile. The value of crypto assets is determined by the supply and demand for crypto assets in the global market for the trading of crypto assets, which consists primarily of transactions on crypto asset trading platforms. The value of crypto assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in crypto assets generally may not be based on fundamental analysis. The Paradigm Portfolio’s exposure to crypto assets can result in substantial losses to the Paradigm Fund.
    Crypto assets facilitate decentralized, peer-to-peer financial exchange and value storage, without the oversight of a central authority or banks. The value of crypto assets are not backed by any government, corporation, or other identified body. Crypto assets are also susceptible to theft, loss and destruction.
    Crypto assets trade on crypto asset trading platforms, which are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These crypto asset trading platforms can cease operating temporarily or even permanently, resulting in the potential loss of users’ crypto assets or other market disruptions. Crypto asset trading platforms may be more exposed to the risk of market manipulation than exchanges for more traditional assets. Individuals or organizations holding a large amount of crypto assets in which the Paradigm Portfolio may invest indirectly (also known as “whales”) may have the ability to manipulate the prices of those crypto assets. Crypto asset trading platforms on which crypto assets are traded are or may become subject to enforcement actions by regulatory authorities. Crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, crypto asset trading platforms may be operating out of compliance with regulations, and many crypto asset trading platforms lack certain safeguards established by more traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of crypto assets on crypto asset trading platforms may be subject to larger and more frequent sudden declines than assets traded on more traditional exchanges.
    Currently, there is relatively limited use of crypto assets in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by crypto assets into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of crypto assets, either of which could adversely impact the value of the Paradigm Portfolio’s investment. In addition, to the extent market participants develop a preference for one crypto asset over another, the value of the less preferred crypto assets would likely be adversely affected. Crypto assets are a new technological innovation with a limited history; it is a highly speculative asset and future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of the Paradigm Portfolio’s indirect investment in crypto assets and the ability to exchange a crypto asset or utilize it for payments.

Advisor A & C Prospectus | Kinetics Paradigm Fund | Crypto Asset Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Industry Risk: The crypto asset industry is a newer, speculative, and still-developing industry that faces many risks. The crypto asset industry may still be experiencing a bubble or may experience a bubble again in the future. For example, in the first half of 2022, each of Celsius Network, Voyager Digital Ltd., and Three Arrows Capital declared bankruptcy, resulting in a loss of confidence in participants of the digital asset ecosystem and negative publicity surrounding digital assets more broadly. In November 2022, FTX Trading Ltd. (“FTX”), one of the largest digital asset platforms by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency, which were subsequently corroborated by its CEO. Shortly thereafter, FTX’s CEO resigned and FTX and many of its affiliates filed for bankruptcy in the United States, while other affiliates have entered insolvency, liquidation, or similar proceedings around the globe, following which the U.S. Department of Justice brought criminal fraud and other charges, and the Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission (“CFTC”) brought civil securities and commodities fraud charges, against certain of FTX’s and its affiliates’ senior executives, including its former CEO. In addition, several other entities in the crypto asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and Genesis Global Capital, LLC. In response to these events, the prices of crypto assets experienced extreme volatility and other entities in the crypto asset industry have been negatively affected. It is possible that similar events could occur in the future, which would undermine confidence in the crypto asset industry and negatively affect the value of crypto assets. It is not possible to predict at this time all of the risks that they may pose to the Paradigm Portfolio, and therefore the Paradigm Fund, its service providers or to the crypto asset industry as a whole.
    Factors affecting the further development of crypto assets include, but are not limited to, continued worldwide growth or possible cessation or reversal in the adoption and use of crypto assets and other digital assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences; maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets; negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/or value of, other crypto assets.

Advisor A & C Prospectus | Kinetics Paradigm Fund | Crypto Asset Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Regulatory Risk: Crypto asset markets in the U.S. exist in a state of regulatory uncertainty. Regulatory changes or actions by Congress as well as U.S. federal or state agencies may adversely affect the value of the Paradigm Portfolio’s indirect investments in crypto assets. As digital assets have grown in both popularity and market size, a number of state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, the Securities and Exchange Commission, U.S. state securities regulators and several foreign governments have issued warnings and instituted legal proceedings in which they argue that certain digital assets may be classified as securities and that both those digital assets and any related initial coin offerings are subject to securities regulations. Additionally, U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity.
    The Paradigm Portfolio’s exposure to crypto assets may change over time and, accordingly, such exposure may not be represented in the Paradigm Portfolio’s portfolio at any given time. Many significant aspects of the tax treatment of investments in crypto assets are uncertain, and a direct or indirect investment in crypto assets may produce non-qualifying income.

Advisor A & C Prospectus | Kinetics Paradigm Fund | Single Security Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	ª Single Security Concentration Risk: Holding a large portion of its net assets in a single security or issuer exposes the Portfolio to various risks relating to that security or issuer and to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.
Advisor A & C Prospectus | Kinetics Paradigm Fund | Petroleum And Gas Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or
unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.
Advisor A & C Prospectus | Kinetics Paradigm Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Tax Risks: In order to qualify as a RIC, the Paradigm Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (the “IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Paradigm Portfolio’s investment in the Subsidiary is expected to provide the Paradigm Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the earnings of the Subsidiary will be qualifying income for the RIC when distributed by the Subsidiary even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Paradigm Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Paradigm Portfolio’s investment in the Subsidiary will not be considered qualifying income. If the Paradigm Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Paradigm Fund would be subject to diminished returns. Additionally, the Paradigm Fund invests, directly and indirectly, in entities that take the position that they are not subject to entity-level tax. If any such entity is reclassified as a corporation for U.S. federal income tax purposes, shareholders of the Paradigm Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Paradigm Portfolio and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Paradigm Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Paradigm Fund shareholders would likely suffer decreased investment returns.
Advisor A & C Prospectus | Kinetics Paradigm Fund | Sector Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	ª Sector Concentration Risk: Although the Paradigm Portfolio will not concentrate its investments in any industries, the Paradigm Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors, and the Portfolio’s investments may be more volatile. As of December 31, 2025, the Portfolio had 61.5% invested in the Utilities sector.
Advisor A & C Prospectus | Kinetics Paradigm Fund | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	ª Volatility Risk: The Portfolio may have investments, including but not limited to bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.
Advisor A & C Prospectus | Kinetics Paradigm Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Management Risks: There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Advisor A & C Prospectus | Kinetics Paradigm Fund | Small And Medium-Size Company Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Small and Medium-Size Company Risks: Investing in small and medium-size companies often involve more risk than investing in larger companies as small and medium-size companies have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets and have an adverse effect on the Portfolio’s performance.
Advisor A & C Prospectus | Kinetics Paradigm Fund | Stock Selection Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, investment objective.
Advisor A & C Prospectus | Kinetics Paradigm Fund | Market Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Market Risks: Mutual funds are subject to market risks and significant fluctuations in value. If the market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), geopolitical events, tariffs and trading disruptions, terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects. Advancements in technology may adversely impact markets and the overall performance of the Fund. For example, as artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Fund.
Advisor A & C Prospectus | Kinetics Paradigm Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Fair valuation of the Portfolio’s investments involves subjective judgment. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of the Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and shares of the Grayscale Bitcoin Trust have historically traded, and may continue to trade, at a significant discount or premium to net asset value. As such, the price of the Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Advisor A & C Prospectus | Kinetics Paradigm Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

Advisor A & C Prospectus | Kinetics Paradigm Fund | Subsidiary Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Subsidiary Risks: By investing in the Subsidiary, the Paradigm Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. Those investments held by the Subsidiary are generally similar to the investments that are permitted to be held by the Paradigm Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Paradigm Portfolio. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Paradigm Portfolio and/or its Subsidiary to continue to operate and could adversely affect the Paradigm Fund’s performance.
Advisor A & C Prospectus | Kinetics Paradigm Fund | Leveraging Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Paradigm Portfolio. These leveraged instruments may result in losses to the Paradigm Portfolio or may adversely affect the Paradigm Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Paradigm Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.
Advisor A & C Prospectus | Kinetics Paradigm Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
ª    Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Paradigm Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A low or negative interest rate environment could cause the Paradigm Portfolio's earnings to fall below the Portfolio's expense ratio, resulting in a decline in the Portfolio's share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. The risks associated with changing interest rates may have unpredictable effects on the markets and the Paradigm Portfolio's investments.

Advisor A & C Prospectus | Kinetics Paradigm Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Foreign Securities Risks: Investing in foreign securities directly or indirectly (e.g., thorugh ADRs, GDRs, and IDRs) can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, tariffs and trading disruptions, less publicly available information, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities in which the Portfolio invests may be traded in markets that close before the time that the Portfolio calculates its NAV. Furthermore, certain foreign securities in which the Portfolio invests may be listed on foreign exchanges that trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of the Portfolio’s holdings may change on days when shareholders are not able to purchase or redeem the Paradigm Fund’s shares.

Advisor A & C Prospectus | Kinetics Paradigm Fund | Exchange-Traded Funds (ETFs) Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as S&P Global, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Actively-managed ETFs may not meet their investment objective based on an ETF’s investment adviser success or failure to implement strategies for the ETF and/or the investment adviser’s ability to control the ETF’s level of risk. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.
ª    Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

Advisor A & C Prospectus | Kinetics Paradigm Fund | Convertible Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
Advisor A & C Prospectus | Kinetics Paradigm Fund | IPO Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Advisor A & C Prospectus | Kinetics Paradigm Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Paradigm Fund assets or proprietary information, or cause the fund, the Investment Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Paradigm Fund, the Investment Adviser, or the Paradigm Fund’s other service providers, or the issuers of securities in which the Paradigm Portfolio invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell fund shares, potentially resulting in financial losses to the Paradigm Fund and its shareholders.
Advisor A & C Prospectus | Kinetics Paradigm Fund | Temporary Defensive Position Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Temporary Defensive Position Risk: If the Paradigm Portfolio takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Paradigm Portfolio takes a temporary defensive position, the Paradigm Fund may not achieve its investment objective.

Advisor A & C Prospectus | Kinetics Paradigm Fund | Emerging Markets Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Emerging Markets Risks: The risks of foreign investments are usually much greater for the emerging markets. Investments in emerging markets may be considered speculative. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Advisor A & C Prospectus | Kinetics Paradigm Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in common stocks has inherent risks that could cause you to lose money.
Advisor A & C Prospectus | Kinetics Paradigm Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	ª Non-Diversification Risks: Holding a large portion of its net assets in a small number of issuers exposes the Portfolio to various risks relating to those issuers. A change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares, and therefore the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Crypto Asset Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Exposure Risk: Crypto assets (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although crypto assets are an emerging asset class, they are not presently widely accepted as a medium of exchange. There are thousands of crypto assets, the most well-known of which is bitcoin.
    Bitcoin or BTC was the first decentralized crypto asset. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on an online, peer-to-peer computer network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Bitcoin Network allows people to exchange tokens of value, bitcoins, which are recorded on a public transaction ledger known as a Blockchain. The Fund may invest indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Grayscale Bitcoin Trust is a Bitcoin ETF that enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.
    In addition to the general risks of investing in other investment vehicles, the value of the Small Cap Portfolio’s indirect investments in crypto assets are subject to fluctuations in the value of the crypto asset, which can be highly volatile. The value of crypto assets is determined by the supply and demand for crypto assets in the global market for the trading of crypto assets, which consists primarily of transactions on crypto asset trading platforms. The value of crypto assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in crypto assets generally may not be based on fundamental analysis. The Small Cap Portfolio’s exposure to crypto assets can result in substantial losses to the Small Cap Fund.
    Crypto assets facilitate decentralized, peer-to-peer financial exchange and value storage, without the oversight of a central authority or banks. The value of crypto assets are not backed by any government, corporation, or other identified body. Crypto assets are also susceptible to theft, loss and destruction.
    Crypto assets trade on crypto asset trading platforms, which are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These crypto asset trading platforms can cease operating temporarily or even permanently, resulting in the potential loss of users’ crypto assets or other market disruptions. Crypto asset trading platforms may be more exposed to the risk of market manipulation than exchanges for more traditional assets. Individuals or organizations holding a large amount of crypto assets in which the Small Cap Portfolio may invest indirectly (also known as “whales”) may have the ability to manipulate the prices of those crypto assets. Crypto asset trading platforms on which crypto assets are traded are or may become subject to enforcement actions by regulatory authorities. Crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, crypto asset trading platforms may be operating out of compliance with regulations, and many crypto asset trading platforms lack certain safeguards established by more traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of crypto assets on crypto asset trading platforms may be subject to larger and more frequent sudden declines than assets traded on more traditional exchanges.
    Currently, there is relatively limited use of crypto assets in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by crypto assets into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of crypto assets, either of which could adversely impact the value of the Small Cap Portfolio’s investment. In addition, to the extent market participants develop a preference for one crypto asset over another, the value of the less preferred crypto assets would likely be adversely affected. Crypto assets are a new technological innovation with a limited history; it is a highly speculative asset and future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of the Small Cap Portfolio’s indirect investment in crypto assets and the ability to exchange a crypto asset or utilize it for payments.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Crypto Asset Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Industry Risk: The crypto asset industry is a newer, speculative, and still-developing industry that faces many risks. The crypto asset industry may still be experiencing a bubble or may experience a bubble again in the future. For example, in the first half of 2022, each of Celsius Network, Voyager Digital Ltd., and Three Arrows Capital declared bankruptcy, resulting in a loss of confidence in participants of the digital asset ecosystem and negative publicity surrounding digital assets more broadly. In November 2022, FTX Trading Ltd. (“FTX”), one of the largest digital asset platforms by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency, which were subsequently corroborated by its CEO. Shortly thereafter, FTX’s CEO resigned and FTX and many of its affiliates filed for bankruptcy in the United States, while other affiliates have entered insolvency, liquidation, or similar proceedings around the globe, following which the U.S. Department of Justice brought criminal fraud and other charges, and the Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission (“CFTC”) brought civil securities and commodities fraud charges, against certain of FTX’s and its affiliates’ senior executives, including its former CEO. In addition, several other entities in the crypto asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and Genesis Global Capital, LLC. In response to these events, the prices of crypto assets experienced extreme volatility and other entities in the crypto asset industry have been negatively affected. It is possible that similar events could occur in the future, which would undermine confidence in the crypto asset industry and negatively affect the value of crypto assets. It is not possible to predict at this time all of the risks that they may pose to the Small Cap Portfolio, and therefore the Small Cap Fund, its service providers or to the crypto asset industry as a whole.
    Factors affecting the further development of crypto assets include, but are not limited to, continued worldwide growth or possible cessation or reversal in the adoption and use of crypto assets and other digital assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences; maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets; negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/or value of, other crypto assets.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Crypto Asset Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Regulatory Risk: Crypto asset markets in the U.S. exist in a state of regulatory uncertainty. Regulatory changes or actions by Congress as well as U.S. federal or state agencies may adversely affect the value of the Small Cap Portfolio’s indirect investments in crypto assets. As digital assets have grown in both popularity and market size, a number of state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, the Securities and Exchange Commission, U.S. state securities regulators and several foreign governments have issued warnings and instituted legal proceedings in which they argue that certain digital assets may be classified as securities and that both those digital assets and any related initial coin offerings are subject to securities regulations. Additionally, U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity.
The Small Cap Portfolio’s exposure to crypto assets may change over time and, accordingly, such exposure may not be represented in the Small Cap Portfolio’s portfolio at any given time. Many significant aspects of the tax treatment of investments in crypto assets are uncertain, and a direct or indirect investment in crypto assets may produce non-qualifying income.
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Single Security Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	ª Single Security Concentration Risk: Holding a large portion of its net assets in a single security or issuer exposes the Portfolio to various risks relating to that security or issuer and to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Tax Risks: In order to qualify as a RIC, the Small Cap Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (the “IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Small Cap Portfolio’s investment in its Subsidiary is expected to provide the Small Cap Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the earnings of the Subsidiary will be qualifying income for the RIC when distributed by the Subsidiary even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Small Cap Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Small Cap Portfolio’s investment in its Subsidiary will not be considered qualifying income. If the Small Cap Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Small Cap Fund would be subject to diminished returns. Additionally, the Small Cap Fund invests, directly and indirectly, in entities that take the position that they are not subject to entity-level tax. If any such entity is reclassified as a corporation for U.S. federal income tax purposes, shareholders of the Small Cap Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Small Cap Portfolio and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Small Cap Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Small Cap Fund shareholders would likely suffer decreased investment returns.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Sector Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Sector Concentration Risk: Although the Small Cap Portfolio will not concentrate its investments in any industries, the Small Cap Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors, and the Portfolio's investments may be more volatile. As of December 31, 2025, the Portfolio had 43.3% invested in the Utilities sector.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Volatility Risk: The Portfolio may have investments, including but not limited to bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Management Risks: There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Stock Selection Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, investment objective.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª Market Risks: Mutual funds are subject to market risks and significant fluctuations in value. If the market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), geopolitical events, tariffs and trading disruptions, terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects. Advancements in technology may adversely impact markets and the overall performance of the Fund. For example, as artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Fund.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Fair valuation of the Portfolio’s investments involves subjective judgment. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and shares of the Grayscale Bitcoin Trust have historically traded, and may continue to trade, at a significant discount or premium to net asset value. As such, the price of the Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Subsidiary Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Subsidiary Risks: By investing in its Subsidiary, the Small Cap Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. Those investments held by the Subsidiary are generally similar to the investments that are permitted to be held by the Small Cap Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Small Cap Portfolio. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Small Cap Portfolio and/or its Subsidiary to continue to operate and could adversely affect the Small Cap Fund’s performance.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Leveraging Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Small Cap Portfolio. These leveraged instruments may result in losses to the Small Cap Portfolio or may adversely affect the Small Cap Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Small Cap Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
ª    Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Small Cap Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A low or negative interest rate environment could cause the Small Cap Portfolio's earnings to fall below the Portfolio's expense ratio, resulting in a decline in the Portfolio's share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. The risks associated with changing interest rates may have unpredictable effects on the markets and the Small Cap Portfolio's investments.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Foreign Securities Risks: Investing in foreign securities directly or indirectly (e.g., through ADRs, GDRs and IDRs) can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, tariffs and trading disruptions, less publicly available information, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities in which the Portfolio invests may be traded in markets that close before the time that the Portfolio calculates its NAV. Furthermore, certain foreign securities in which the Portfolio invests may be listed on foreign exchanges that trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of the Portfolio’s holdings may change on days when shareholders are not able to purchase or redeem the Small Cap Fund’s shares.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Exchange-Traded Funds (ETFs) Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as S&P Global, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Actively-managed ETFs may not meet their investment objective based on an ETF’s investment adviser’s success or failure to implement strategies for the ETF and/or the investment adviser’s ability to control the ETF’s level of risk. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Small Cap Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Convertible Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Below Investment Grade Debt Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | IPO Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	ª Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Small Cap Fund assets or proprietary information, or cause the fund, the Investment Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Small Cap Fund, the Investment Adviser, or the Small Cap Fund’s other service providers, or the issuers of securities in which the Small Cap Portfolio invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell fund shares, potentially resulting in financial losses to the Small Cap Fund and its shareholders.
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Temporary Defensive Position Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Temporary Defensive Position Risk: If the Small Cap Portfolio takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Small Cap Portfolio takes a temporary defensive position, the Small Cap Fund may not achieve its investment objective.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Small-Capitalization Company Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Small-Capitalization Company Risks: Investing in small-capitalization companies often involve more risks than investing in larger companies as small-capitalization companies have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets and have an adverse effect on the Portfolio’s performance.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Special Situations Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª Special Situations Risks: The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small Cap Fund.

Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in common stocks has inherent risks that could cause you to lose money.
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
ª    Non-Diversification Risks: Holding a large portion of its net assets in a small number of issuers exposes the Portfolio to various risks relating to those issuers. A change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore the Small Cap Fund’s shares, more than shares of a more diversified mutual fund that holds more investments.
ª    Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Crypto Asset Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Exposure Risk: Crypto assets (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although crypto assets are an emerging asset class, they are not presently widely accepted as a medium of exchange. There are thousands of crypto assets, the most well-known of which is bitcoin.
    Bitcoin or BTC was the first decentralized crypto asset. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on an online, peer-to-peer computer network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Bitcoin Network allows people to exchange tokens of value, bitcoins, which are recorded on a public transaction ledger known as a Blockchain. The Fund may invest indirectly in bitcoin through the Grayscale Bitcoin Trust and through other pooled investment vehicles that provide exposure to crypto assets. Grayscale Bitcoin Trust is a Bitcoin ETF that enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.
    In addition to the general risks of investing in other investment vehicles, the value of the Market Opportunities Portfolio’s indirect investments in crypto assets are subject to fluctuations in the value of the crypto asset, which can be highly volatile. The value of crypto assets is determined by the supply and demand for crypto assets in the global market for the trading of crypto assets, which consists primarily of transactions on crypto asset trading platforms. The value of crypto assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in crypto assets generally may not be based on fundamental analysis. The Market Opportunities Portfolio’s exposure to crypto assets can result in substantial losses to the Market Opportunities Fund.
    Crypto assets facilitate decentralized, peer-to-peer financial exchange and value storage, without the oversight of a central authority or banks. The value of crypto assets are not backed by any government, corporation, or other identified body. Crypto assets are also susceptible to theft, loss and destruction.
    Crypto assets trade on crypto asset trading platforms, which are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These crypto asset trading platforms can cease operating temporarily or even permanently, resulting in the potential loss of users’ crypto assets or other market disruptions. Crypto asset trading platforms may be more exposed to the risk of market manipulation than exchanges for more traditional assets. Individuals or organizations holding a large amount of crypto assets in which the Market Opportunities Portfolio may invest indirectly (also known as “whales”) may have the ability to manipulate the prices of those crypto assets. Crypto asset trading platforms on which crypto assets are traded are or may become subject to enforcement actions by regulatory authorities. Crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, crypto asset trading platforms may be operating out of compliance with regulations, and many crypto asset trading platforms lack certain safeguards established by more traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of crypto assets on crypto asset trading platforms may be subject to larger and more frequent sudden declines than assets traded on more traditional exchanges.
    Currently, there is relatively limited use of crypto assets in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by crypto assets into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of crypto assets, either of which could adversely impact the value of the Market Opportunities Portfolio’s investment. In addition, to the extent market participants develop a preference for one crypto asset over another, the value of the less preferred crypto assets would likely be adversely affected. Crypto assets are a new technological innovation with a limited history; it is a highly speculative asset and future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of the Market Opportunities Portfolio’s indirect investment in crypto assets and the ability to exchange a crypto asset or utilize it for payments.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Crypto Asset Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Industry Risk: The crypto asset industry is a newer, speculative, and still-developing industry that faces many risks. The crypto asset industry may still be experiencing a bubble or may experience a bubble again in the future. For example, in the first half of 2022, each of Celsius Network, Voyager Digital Ltd., and Three Arrows Capital declared bankruptcy, resulting in a loss of confidence in participants of the digital asset ecosystem and negative publicity surrounding digital assets more broadly. In November 2022, FTX Trading Ltd. (“FTX”), one of the largest digital asset platforms by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency, which were subsequently corroborated by its CEO. Shortly thereafter, FTX’s CEO resigned and FTX and many of its affiliates filed for bankruptcy in the United States, while other affiliates have entered insolvency, liquidation, or similar proceedings around the globe, following which the U.S. Department of Justice brought criminal fraud and other charges, and the Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission (“CFTC”) brought civil securities and commodities fraud charges, against certain of FTX’s and its affiliates’ senior executives, including its former CEO. In addition, several other entities in the crypto asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and Genesis Global Capital, LLC. In response to these events, the prices of crypto assets experienced extreme volatility and other entities in the crypto asset industry have been negatively affected. It is possible that similar events could occur in the future, which would undermine confidence in the crypto asset industry and negatively affect the value of crypto assets. It is not possible to predict at this time all of the risks that they may pose to the Market Opportunities Portfolio, and therefore the Market Opportunities Fund, its service providers or to the crypto asset industry as a whole.
    Factors affecting the further development of crypto assets include, but are not limited to, continued worldwide growth or possible cessation or reversal in the adoption and use of crypto assets and other digital assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences; maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets; negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/or value of, other crypto assets.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Crypto Asset Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Crypto Asset Regulatory Risk: Crypto asset markets in the U.S. exist in a state of regulatory uncertainty. Regulatory changes or actions by Congress as well as U.S. federal or state agencies may adversely affect the value of the Market Opportunities Portfolio’s indirect investments in crypto assets. As digital assets have grown in both popularity and market size, a number of state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, the Securities and Exchange Commission, U.S. state securities regulators and several foreign governments have issued warnings and instituted legal proceedings in which they argue that certain digital assets may be classified as securities and that both those digital assets and any related initial coin offerings are subject to securities regulations. Additionally, U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity.
    The Market Opportunities Portfolio’s exposure to crypto assets may change over time and, accordingly, such exposure may not be represented in the Market Opportunities Portfolio’s portfolio at any given time. Many significant aspects of the tax treatment of investments in crypto assets are uncertain, and a direct or indirect investment in crypto assets may produce non-qualifying income.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Single Security Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	ª Single Security Concentration Risk: Holding a large portion of its net assets in a single security or issuer exposes the Portfolio to various risks relating to that security or issuer and to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.
Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Petroleum And Gas Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services; economic conditions; tax treatment or government regulation; government intervention; negative public perception; or unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Tax Risks: In order to qualify as a RIC, the Market Opportunities Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (the “IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Market Opportunities Portfolio’s investment in each Subsidiary is expected to provide the Market Opportunities Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the earnings of each Subsidiary will be qualifying income for the RIC when distributed by the Subsidiary even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Market Opportunities Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Market Opportunities Portfolio’s investment in a Subsidiary will not be considered qualifying income. If the Market Opportunities Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Market Opportunities Fund would be subject to diminished returns. Additionally, the Market Opportunities Fund invests, directly and indirectly, in entities that take the position that they are not subject to entity-level tax. If any such entity is reclassified as a corporation for U.S. federal income tax purposes, shareholders of the Market Opportunities Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Market Opportunities Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Market Opportunities Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Market Opportunities Fund shareholders would likely suffer decreased investment returns.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Sector Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Sector Concentration Risk: Although the Market Opportunities Portfolio will not concentrate its investments in any industries, the Market Opportunities Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors, and the Portfolio's investments may be more volatile. As of December 31, 2025, the Portfolio had 35.1% invested in the Utilities sector.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Volatility Risk: The Portfolio may have investments, including but not limited to bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Management Risks: There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Small And Medium-Size Company Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Stock Selection Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, investment objective.
Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Market Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Market Risks: Mutual funds are subject to market risks and significant fluctuations in value. If the market declines in value, the Market Opportunities Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), geopolitical events, tariffs and trading disruptions, terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects. Advancements in technology may adversely impact markets and the overall performance of the Fund. For example, as artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Fund.
Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Fair valuation of the Portfolio's investments involves subjective judgment. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of the Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and shares of the Grayscale Bitcoin Trust have historically traded, and may continue to trade, at a significant discount or premium to net asset value. As such, the price of the Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Subsidiary Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Subsidiary Risks: By investing in its Subsidiaries, the Market Opportunities Portfolio is indirectly exposed to the risks associated with each Subsidiary’s investments. Those investments held by the Subsidiaries are generally similar to the investments that are permitted to be held by the Market Opportunities Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Market Opportunities Portfolio. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the Market Opportunities Portfolio and/or its Subsidiaries to continue to operate and could adversely affect the Market Opportunities Fund’s performance.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Leveraging Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Market Opportunities Portfolio. These leveraged instruments may result in losses to the Market Opportunities Portfolio or may adversely affect the Market Opportunities Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Market Opportunities Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
ª    Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Market Opportunities Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A low or negative interest rate environment could cause the Market Opportunities Portfolio’s earnings to fall below the Portfolio’s expense ratio, resulting in a decline in the Portfolio’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. The risks associated with changing interest rates may have unpredictable effects on the markets and the Market Opportunities Portfolio’s investments.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Foreign Securities Risks: Investing in foreign securities directly or indirectly (e.g., through ADRs, GDRs and IDRs) can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, tariffs and trading disruptions, less publicly available information, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities in which the Portfolio invests may be traded in markets that close before the time that the Portfolio calculates its NAV. Furthermore, certain foreign securities in which the Portfolio invests may be listed on foreign exchanges that trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of the Portfolio’s holdings may change on days when shareholders are not able to purchase or redeem the Market Opportunities Fund’s shares.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Exchange-Traded Funds (ETFs) Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as S&P Global, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Actively-managed ETFs may not meet their investment objective based on an ETF’s investment adviser success or failure to implement strategies for the ETF and/or the investment adviser’s ability to control the ETF’s level of risk. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Convertible Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Below Investment Grade Debt Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | IPO Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Market Opportunities Fund assets or proprietary information, or cause the fund, the Investment Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Market Opportunities Fund, the Investment Adviser, or the Market Opportunities Fund’s other service providers, or the issuers of securities in which the Market Opportunities Portfolio invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell fund shares, potentially resulting in financial losses to the Market Opportunities Fund and its shareholders.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Temporary Defensive Position Risk Member
Prospectus [Line Items]
Risk [Text Block]
ª    Temporary Defensive Position Risk: If the Market Opportunities Portfolio takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Market Opportunities Portfolio takes a temporary defensive position, the Market Opportunities Fund may not achieve its investment objective.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Sector Emphasis Risks Member
Prospectus [Line Items]
Risk [Text Block]
ª    Sector Emphasis Risks: The Market Opportunities Portfolio’s investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector. The Market Opportunities Portfolio’s investments in the gaming sector may be adversely affected by changes in economic conditions. The casino industry is particularly susceptible to economic conditions that negatively affect tourism. Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies. In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in common stocks has inherent risks that could cause you to lose money.
Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
ª    Non-Diversification Risks: Holding a large portion of its net assets in a small number of issuers exposes the Portfolio to various risks relating to those issuers. A change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares, and therefore the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

Institutional Class Prospectus | Kinetics Internet Fund | Crypto Asset Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]	ªCrypto Asset Exposure Risk: Crypto assets (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although crypto assets are an emerging asset class, they are not presently widely accepted as a medium of exchange. There are thousands of crypto assets, the most well-known of which is bitcoin.
Bitcoin or BTC was the first decentralized crypto asset. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on an online, peer-to-peer computer network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Bitcoin Network allows people to exchange tokens of value, bitcoins, which are recorded on a public transaction ledger known as a Blockchain. The Fund may invest indirectly in bitcoin through the Grayscale Bitcoin
Trust and through other pooled investment vehicles that provide exposure to crypto assets. Grayscale
Bitcoin Trust is a Bitcoin ETF that enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.
In addition to the general risks of investing in other investment vehicles, the value of the Internet
Portfolio’s indirect investments in crypto assets are subject to fluctuations in the value of the crypto asset, which can be highly volatile. The value of crypto assets is determined by the supply and demand for crypto assets in the global market for the trading of crypto assets, which consists primarily of transactions on crypto asset trading platforms. The value of crypto assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in crypto assets generally may not be based on fundamental analysis. The Internet Portfolio’s exposure to crypto assets can result in substantial losses to the Internet Fund.
Crypto assets facilitate decentralized, peer-to-peer financial exchange and value storage, without the oversight of a central authority or banks. The value of crypto assets are not backed by any government, corporation, or other identified body. Crypto assets are also susceptible to theft, loss and destruction.
Crypto assets trade on crypto asset trading platforms, which are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These crypto asset trading platforms can cease operating temporarily or even permanently, resulting in the potential loss of users’ crypto assets or other market disruptions.
Crypto asset trading platforms may be more exposed to the risk of market manipulation than exchanges for more traditional assets. Individuals or organizations holding a large amount of crypto assets in which the Internet Portfolio may invest indirectly (also known as “whales”) may have the ability to manipulate the prices of those crypto assets. Crypto asset trading platforms on which crypto assets are traded are or may become subject to enforcement actions by regulatory authorities. Crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, crypto asset trading platforms may be operating out of compliance with regulations, and many crypto asset trading platforms lack certain safeguards established by more traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of crypto assets on crypto asset trading platforms may be subject to larger and more frequent sudden declines than assets traded on more traditional exchanges.
Currently, there is relatively limited use of crypto assets in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by crypto assets into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of crypto assets, either of which could adversely impact the value of the Internet Portfolio’s investment.
In addition, to the extent market participants develop a preference for one crypto asset over another, the value of the less preferred crypto assets would likely be adversely affected. Crypto assets are a new technological innovation with a limited history; it is a highly speculative asset and future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of the
Internet Portfolio’s indirect investment in crypto assets and the ability to exchange a crypto asset or utilize it for payments.

Institutional Class Prospectus | Kinetics Internet Fund | Crypto Asset Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	ªCrypto Asset Industry Risk: The crypto asset industry is a newer, speculative, and still-developing industry that faces many risks. The crypto asset industry may still be experiencing a bubble or may experience a bubble again in the future. For example, in the first half of 2022, each of Celsius
Network, Voyager Digital Ltd., and Three Arrows Capital declared bankruptcy, resulting in a loss of confidence in participants of the digital asset ecosystem and negative publicity surrounding digital assets more broadly. In November 2022, FTX Trading Ltd. (“FTX”), one of the largest digital asset platforms by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency, which were subsequently corroborated by its CEO. Shortly thereafter, FTX’s CEO resigned and FTX and many of its affiliates filed for bankruptcy in the United
States, while other affiliates have entered insolvency, liquidation, or similar proceedings around the globe, following which the U.S. Department of Justice brought criminal fraud and other charges, and the Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission
(“CFTC”) brought civil securities and commodities fraud charges, against certain of FTX’s and its affiliates’ senior executives, including its former CEO. In addition, several other entities in the crypto asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and
Genesis Global Capital, LLC. In response to these events, the prices of crypto assets experienced extreme volatility and other entities in the crypto asset industry have been negatively affected. It is possible that similar events could occur in the future, which would undermine confidence in the crypto asset industry and negatively affect the value of crypto assets. It is not possible to predict at this time all of the risks that they may pose to the Internet Portfolio, and therefore the Internet Fund, its service providers or to the crypto asset industry as a whole.
Factors affecting the further development of crypto assets include, but are not limited to, continued
worldwide growth or possible cessation or reversal in the adoption and use of crypto assets and other digital assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences;
maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets; negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/
or value of, other crypto assets.

Institutional Class Prospectus | Kinetics Internet Fund | Crypto Asset Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	ªCrypto Asset Regulatory Risk: Crypto asset markets in the U.S. exist in a state of regulatory uncertainty. Regulatory changes or actions by Congress as well as U.S. federal or state agencies may adversely affect the value of the Internet Portfolio’s indirect investments in crypto assets. As digital assets have grown in both popularity and market size, a number of state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, the
SEC, U.S. state securities regulators and several foreign governments have issued warnings and instituted legal proceedings in which they argue that certain digital assets may be classified as securities and that both those digital assets and any related initial coin offerings are subject to securities regulations. Additionally, U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity.
The Internet Portfolio’s exposure to crypto assets may change over time and, accordingly, such exposure may not be represented in the Internet Portfolio’s portfolio at any given time. Many significant aspects of the tax treatment of investments in crypto assets are uncertain, and a direct or indirect investment in crypto assets may produce non-qualifying income.
Institutional Class Prospectus | Kinetics Internet Fund | Single Security Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Single Security Concentration Risk: Holding a large portion of its net assets in a single security or issuer exposes the Portfolio to various risks relating to that security or issuer and to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Portfolio’s performance.

Institutional Class Prospectus | Kinetics Internet Fund | Internet Industry Concentration Risks Member
Prospectus [Line Items]
Risk [Text Block]	Internet Industry Concentration Risks: Investing a substantial portion of the Internet Portfolio’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to market and technological developments. Internet and Internet-related companies, including companies (i) involved in software, hardware, information technology services, or infrastructure
(including energy and real estate) relating to the internet and (ii) companies involved in enhancement or improvement via the internet are subject to a rate of change in technology and competition which is generally higher than that of other industries. As artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Fund. To the extent the Portfolio invests in companies that are involved in various aspects of artificial intelligence technologies, it is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation.
Institutional Class Prospectus | Kinetics Internet Fund | Petroleum And Gas Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or
unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Institutional Class Prospectus | Kinetics Internet Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risks: In order to qualify as a RIC, the Internet Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal
Revenue Service (the “IRS”) that gain realized on bitcoin investments such as investments in the
Grayscale Bitcoin Trust will not be qualifying income. The Internet Portfolio’s investment in each
Subsidiary is expected to provide the Internet Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the earnings of each Subsidiary will be qualifying income for the RIC when distributed by the
Subsidiary even though the income would not be qualifying income if earned directly by the RIC or indirectly by an entity classified as a partnership for federal income tax purposes, such as the Internet
Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Internet Portfolio’s investment in a Subsidiary will not be considered qualifying income. If the Internet Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Internet Fund would be subject to diminished returns. Additionally, the Internet
Fund invests, directly and indirectly, in entities that take the position that they are not subject to entity-level tax. If any such entity is reclassified as a corporation for U.S. federal income tax purposes, shareholders of the Internet Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the
Internet Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Internet Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman
Islands law changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Institutional Class Prospectus | Kinetics Internet Fund | Sector Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Concentration Risk: The Internet Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors, and the Portfolio's investments may be more volatile. As of December 31,
2025, the Portfolio had 25.7% invested in the Finance and Insurance sector.

Institutional Class Prospectus | Kinetics Internet Fund | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk: The Portfolio may have investments, including but not limited to bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the
Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Institutional Class Prospectus | Kinetics Internet Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks: There is no guarantee that the Internet Fund will meet its investment objective.
The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Institutional Class Prospectus | Kinetics Internet Fund | Small And Medium-Size Company Risks Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium-Size Company Risks: Investing in small and medium-size companies often involve more risks than investing in larger companies as small and medium-size companies have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets and have an adverse effect on the Portfolio’s performance.

Institutional Class Prospectus | Kinetics Internet Fund | Stock Selection Risks Member
Prospectus [Line Items]
Risk [Text Block]	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the
Internet Portfolio’s, and therefore the Internet Fund’s, investment objective.

Institutional Class Prospectus | Kinetics Internet Fund | Market Risks Member
Prospectus [Line Items]
Risk [Text Block]	ª Market Risks: Mutual funds are subject to market risks and significant fluctuations in value. If the market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), geopolitical events, tariffs and trading disruptions, terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects. Advancements in technology may adversely impact markets and the overall performance of the Fund.  For example, as artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Fund.
Institutional Class Prospectus | Kinetics Internet Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Fair valuation of the Portfolio’s investments involves subjective judgment. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of the Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and shares of the Grayscale Bitcoin Trust have historically traded, and may continue to trade, at a significant discount or premium to net asset value. As such, the price of the Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases
$1 of a portfolio will actually own less than $1 in assets.

Institutional Class Prospectus | Kinetics Internet Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

Institutional Class Prospectus | Kinetics Internet Fund | Subsidiary Risks Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Risks: By investing in its Subsidiaries, the Internet Portfolio is indirectly exposed to the risks associated with each Subsidiary’s investments. Those investments held by the Subsidiaries are generally similar to the investments that are permitted to be held by the Internet Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Internet
Portfolio. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this
Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the
Internet Portfolio and/or its Subsidiaries to continue to operate and could adversely affect the Internet
Fund’s performance.

Institutional Class Prospectus | Kinetics Internet Fund | Leveraging Risks Member
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The
Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Internet
Portfolio. These leveraged instruments may result in losses to the Internet Portfolio or may adversely affect the Internet Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Internet Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.
Institutional Class Prospectus | Kinetics Internet Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the
Internet Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A low or negative interest rate environment could cause the Internet Portfolio's earnings to fall below the Portfolio's expense ratio, resulting in a decline in the Portfolio's share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. The risks associated with changing interest rates may have unpredictable effects on the markets and the Internet Portfolio's investments.

Institutional Class Prospectus | Kinetics Internet Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risks: Investing in foreign securities directly or indirectly (e.g., through ADRs,
GDRs, and IDRs) can carry higher returns but involve more risks than those associated with U.S.
investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, tariffs and trading disruptions, less publicly available information, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities in which the Portfolio invests may be traded in markets that close before the time that the Portfolio calculates its NAV. Furthermore, certain foreign securities in which the
Portfolio invests may be listed on foreign exchanges that trade on weekends or other days when the
Portfolio does not calculate its NAV. As a result, the value of the Portfolio’s holdings may change on days when shareholders are not able to purchase or redeem the Internet Fund’s shares.

Institutional Class Prospectus | Kinetics Internet Fund | Exchange-Traded Funds (ETFs) Risks Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as S&P Global, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Actively-managed ETFs may not meet their investment objective based on an ETF’s investment adviser’s success or failure to implement strategies for the
ETF and/or the investment adviser’s ability to control the ETF’s level of risk. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Institutional Class Prospectus | Kinetics Internet Fund | Convertible Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
Institutional Class Prospectus | Kinetics Internet Fund | Below Investment Grade Debt Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities,
i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.
Institutional Class Prospectus | Kinetics Internet Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in common stocks has inherent risks that could cause you to lose money.
Institutional Class Prospectus | Kinetics Internet Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	ªNon-Diversification Risks: Holding a large portion of its net assets in a small number of issuers exposes the Portfolio to various risks relating to those issuers. A change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares, and therefore the Internet
Fund’s shares, more than shares of a diversified mutual fund that holds more investments.
Institutional Class Prospectus | Kinetics Global Fund | Crypto Asset Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]	ªCrypto Asset Exposure Risk: Crypto assets (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although crypto assets are an emerging asset class, they are not presently widely accepted as a medium of exchange. There are thousands of crypto assets, the most well-known of which is bitcoin.
Bitcoin or BTC was the first decentralized crypto asset. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on an online, peer-to-peer computer network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Bitcoin Network allows people to exchange tokens of value, bitcoins, which are recorded on a public transaction ledger known as a Blockchain. The Fund may invest indirectly in bitcoin through the Grayscale Bitcoin
Trust and through other pooled investment vehicles that provide exposure to crypto assets. Grayscale
Bitcoin Trust is a Bitcoin ETF that enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.
In addition to the general risks of investing in other investment vehicles, the value of the Global
Portfolio’s indirect investments in crypto assets are subject to fluctuations in the value of the crypto asset, which can be highly volatile. The value of crypto assets is determined by the supply and demand for crypto assets in the global market for the trading of crypto assets, which consists primarily of transactions on crypto asset trading platforms. The value of crypto assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in crypto assets generally may not be based on fundamental analysis. The Global Portfolio’s exposure to crypto assets can result in substantial losses to the Global Fund.
Crypto assets facilitate decentralized, peer-to-peer financial exchange and value storage, without the oversight of a central authority or banks. The value of crypto assets are not backed by any government, corporation, or other identified body. Crypto assets are also susceptible to theft, loss and destruction.
Crypto assets trade on crypto asset trading platforms, which are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These crypto asset trading platforms can cease operating temporarily or even permanently, resulting in the potential loss of users’ crypto assets or other market disruptions.
Crypto asset trading platforms may be more exposed to the risk of market manipulation than exchanges for more traditional assets. Individuals or organizations holding a large amount of crypto assets in which the Global Portfolio may invest indirectly (also known as “whales”) may have the ability to manipulate the prices of those crypto assets. Crypto asset trading platforms on which crypto assets are traded are or may become subject to enforcement actions by regulatory authorities. Crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, crypto asset trading platforms may be operating out of compliance with regulations and many crypto asset trading platforms lack certain safeguards established by more traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of crypto assets on crypto asset trading platforms may be subject to larger and more frequent sudden declines than assets traded on more traditional exchanges.
Currently, there is relatively limited use of crypto assets in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by crypto assets into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of crypto assets, either of which could adversely impact the value of the Global Portfolio’s investment.
In addition, to the extent market participants develop a preference for one crypto asset over another, the value of the less preferred crypto assets would likely be adversely affected. Crypto assets are a new technological innovation with a limited history; it is a highly speculative asset and future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of the
Global Portfolio’s indirect investment in crypto assets and the ability to exchange a crypto asset or utilize it for payments.

Institutional Class Prospectus | Kinetics Global Fund | Crypto Asset Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	ªCrypto Asset Industry Risk: The crypto asset industry is a newer, speculative, and still-developing industry that faces many risks. The crypto asset industry may still be experiencing a bubble or may experience a bubble again in the future. For example, in the first half of 2022, each of Celsius
Network, Voyager Digital Ltd., and Three Arrows Capital declared bankruptcy, resulting in a loss of confidence in participants of the digital asset ecosystem and negative publicity surrounding digital assets more broadly. In November 2022, FTX Trading Ltd. (“FTX”), one of the largest digital asset platforms by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency, which were subsequently corroborated by its CEO. Shortly thereafter, FTX’s CEO resigned and FTX and many of its affiliates filed for bankruptcy in the United
States, while other affiliates have entered insolvency, liquidation, or similar proceedings around the globe, following which the U.S. Department of Justice brought criminal fraud and other charges, and the Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission
(“CFTC”) brought civil securities and commodities fraud charges, against certain of FTX’s and its affiliates’ senior executives, including its former CEO. In addition, several other entities in the crypto asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and
Genesis Global Capital, LLC. In response to these events, the prices of crypto assets experienced extreme volatility and other entities in the crypto asset industry have been negatively affected. It is possible that similar events could occur in the future, which would undermine confidence in the crypto asset industry and negatively affect the value of crypto assets. It is not possible to predict at this time all of the risks that they may pose to the Global Portfolio, and therefore the Global Fund, its service providers or to the crypto asset industry as a whole.
Factors affecting the further development of crypto assets include, but are not limited to, continued
worldwide growth or possible cessation or reversal in the adoption and use of crypto assets and other digital assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences; maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets;
negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/or value of, other crypto assets.

Institutional Class Prospectus | Kinetics Global Fund | Crypto Asset Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Crypto Asset Regulatory Risk: Crypto asset markets in the U.S. exist in a state of regulatory uncertainty. Regulatory changes or actions by Congress as well as U.S. federal or state agencies may adversely affect the value of the Global Portfolio’s indirect investments in crypto assets. As digital assets have grown in both popularity and market size, a number of state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, the
Securities and Exchange Commission, U.S. state securities regulators and several foreign governments have issued warnings and instituted legal proceedings in which they argue that certain digital assets may be classified as securities and that both those digital assets and any related initial coin offerings are subject to securities regulations. Additionally, U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity.
The Global Portfolio’s exposure to crypto assets may change over time and, accordingly, such exposure may not be represented in the Global Portfolio’s portfolio at any given time. Many significant aspects of the tax treatment of investments in crypto assets are uncertain, and a direct or indirect investment in crypto assets may produce non-qualifying income.
Institutional Class Prospectus | Kinetics Global Fund | Single Security Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Single Security Concentration Risk: Holding a large portion of its net assets in a single security or issuer exposes the Portfolio to various risks relating to that security or issuer and to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Portfolio’s performance.

Institutional Class Prospectus | Kinetics Global Fund | Petroleum And Gas Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or
unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Institutional Class Prospectus | Kinetics Global Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risks: In order to qualify as a RIC, the Global Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue
Service (the “IRS”) that gain realized on bitcoin investments such as investments in the Grayscale
Bitcoin Trust will not be qualifying income. The Global Portfolio’s investment in each Subsidiary is expected to provide the Global Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the earnings of each Subsidiary will be qualifying income for the RIC when distributed by the Subsidiary even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Global Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Global Portfolio’s investment in a Subsidiary will not be considered qualifying income. If the Global Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Global Fund would be subject to diminished returns. Additionally, the Global
Fund invests, directly and indirectly, in entities that take the position that they are not subject to entity-level tax. If any such entity is reclassified as a corporation for U.S. federal income tax purposes, shareholders of the Global Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the
Global Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Global Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law
changes such that the Cayman Subsidiary must pay Cayman Islands taxes, Global Fund shareholders would likely suffer decreased investment returns.

Institutional Class Prospectus | Kinetics Global Fund | Sector Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Concentration Risk: Although the Global Portfolio will not concentrate its investments in any industries, the Global Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors, and the Portfolio's investments may be more volatile. As of December 31, 2025, the
Portfolio had 25.7% invested in the Finance and Insurance sector.

Institutional Class Prospectus | Kinetics Global Fund | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk: The Portfolio may have investments, including but not limited to bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the
Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Institutional Class Prospectus | Kinetics Global Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks: There is no guarantee that the Global Fund will meet its investment objective.
The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Institutional Class Prospectus | Kinetics Global Fund | Small And Medium-Size Company Risks Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium-Size Company Risks: Investing in small and medium-size companies often involve more risks than investing in larger companies as small and medium-size companies have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets and have an adverse effect on the Portfolio’s performance.

Institutional Class Prospectus | Kinetics Global Fund | Stock Selection Risks Member
Prospectus [Line Items]
Risk [Text Block]	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the
Global Portfolio’s, and therefore the Global Fund’s, investment objective.

Institutional Class Prospectus | Kinetics Global Fund | Market Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Risks: Mutual funds are subject to market risks and significant fluctuations in value. If the market declines in value, the Global Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), geopolitical events, tariffs and trading disruptions, terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects. Advancements in technology may adversely impact markets and the overall performance of the Fund.  For example, as artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Fund.

Institutional Class Prospectus | Kinetics Global Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Fair valuation of the Portfolio’s investments involves subjective judgment. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of the Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and the shares of the Grayscale Bitcoin Trust have historically traded, and may continue to trade, at a significant discount or premium to net asset value. As such, the price of the Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases
$1 of a portfolio will actually own less than $1 in assets.

Institutional Class Prospectus | Kinetics Global Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

Institutional Class Prospectus | Kinetics Global Fund | Subsidiary Risks Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Risks: By investing in its Subsidiaries, the Global Portfolio is indirectly exposed to the risks associated with each Subsidiary’s investments. Those investments held by the Subsidiaries are generally similar to the investments that are permitted to be held by the Global Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Global
Portfolio. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this
Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States, Delaware and/or the Cayman Islands could result in the inability of the
Global Portfolio and/or its Subsidiaries to continue to operate and could adversely affect the Global
Fund’s performance.

Institutional Class Prospectus | Kinetics Global Fund | Leveraging Risks Member
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The
Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Global
Portfolio. These leveraged instruments may result in losses to the Global Portfolio or may adversely affect the Global Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Global Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Institutional Class Prospectus | Kinetics Global Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the
Global Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A low or negative interest rate environment could cause the Global Portfolio's earnings to fall below the Portfolio's expense ratio, resulting in a decline in the Portfolio's share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. The risks associated with changing interest rates may have unpredictable effects on the markets and the Global Portfolio's investments.

Institutional Class Prospectus | Kinetics Global Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risks: Investing in foreign securities directly or indirectly (e.g., through ADRs,
GDRs, and IDRs) can carry higher returns but involve more risks than those associated with U.S.
investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, tariffs and trading disruptions, less publicly available information, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities in which the Portfolio invests may be traded in markets that close before the time that the Portfolio calculates its NAV. Furthermore, certain foreign securities in which the
Portfolio invests may be listed on foreign exchanges that trade on weekends or other days when the
Portfolio does not calculate its NAV. As a result, the value of the Portfolio’s holdings may change on days when shareholders are not able to purchase or redeem the Global Fund’s shares.

Institutional Class Prospectus | Kinetics Global Fund | Exchange-Traded Funds (ETFs) Risks Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as S&P Global, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Actively-managed ETFs may not meet their investment objective based on an ETF’s investment adviser’s success or failure to implement strategies for the
ETF and/or the investment adviser’s ability to control the ETF’s level of risk. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.
The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Institutional Class Prospectus | Kinetics Global Fund | Convertible Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
Institutional Class Prospectus | Kinetics Global Fund | Below Investment Grade Debt Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities,
i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.
Institutional Class Prospectus | Kinetics Global Fund | IPO Risk Member
Prospectus [Line Items]
Risk [Text Block]	IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Institutional Class Prospectus | Kinetics Global Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Global
Fund assets or proprietary information, or cause the fund, the Investment Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Global
Fund, the Investment Adviser, or the Global Fund’s other service providers, or the issuers of securities in which the Global Portfolio invests have the ability to disrupt and negatively affect the
Fund’s business operations, including the ability to purchase and sell fund shares, potentially resulting in financial losses to the Global Fund and its shareholders.

Institutional Class Prospectus | Kinetics Global Fund | Temporary Defensive Position Risk Member
Prospectus [Line Items]
Risk [Text Block]	Temporary Defensive Position Risk: If the Global Portfolio takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Global Portfolio takes a temporary defensive position, the Global Fund may not achieve its investment objective.

Institutional Class Prospectus | Kinetics Global Fund | Emerging Markets Risks Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S.
Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Institutional Class Prospectus | Kinetics Global Fund | Counterparty Risks Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risks: Transactions involving a counterparty are subject to the credit risk of the counterparty. A Portfolio that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Portfolio could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

Institutional Class Prospectus | Kinetics Global Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.
Institutional Class Prospectus | Kinetics Paradigm Fund | Crypto Asset Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]	ªCrypto Asset Exposure Risk: Crypto assets (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although crypto assets are an emerging asset class, they are not presently widely accepted as a medium of exchange. There are thousands of crypto assets, the most well-known of which is bitcoin.
Bitcoin or BTC was the first decentralized crypto asset. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on an online, peer-to-peer computer network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Bitcoin Network allows people to exchange tokens of value, bitcoins, which are recorded on a public transaction ledger known as a Blockchain. The Fund may invest indirectly in bitcoin through the Grayscale Bitcoin
Trust and through other pooled investment vehicles that provide exposure to crypto assets. Grayscale
Bitcoin Trust is a Bitcoin ETF that enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.
In addition to the general risks of investing in other investment vehicles, the value of the Paradigm
Portfolio’s indirect investments in crypto assets are subject to fluctuations in the value of the crypto asset, which can be highly volatile. The value of crypto assets is determined by the supply and demand for crypto assets in the global market for the trading of crypto assets, which consists primarily of transactions on crypto asset trading platforms. The value of crypto assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in crypto assets generally may not be based on fundamental analysis. The Paradigm Portfolio’s exposure to crypto assets can result in substantial losses to the Paradigm Fund.
Crypto assets facilitate decentralized, peer-to-peer financial exchange and value storage, without the oversight of a central authority or banks. The value of crypto assets are not backed by any government, corporation, or other identified body. Crypto assets are also susceptible to theft, loss and destruction.
Crypto assets trade on crypto asset trading platforms, which are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These crypto asset trading platforms can cease operating temporarily or even permanently, resulting in the potential loss of users’ crypto assets or other market disruptions.
Crypto asset trading platforms may be more exposed to the risk of market manipulation than exchanges for more traditional assets. Individuals or organizations holding a large amount of crypto assets in which the Paradigm Portfolio may invest indirectly (also known as “whales”) may have the ability to manipulate the prices of those crypto assets. Crypto asset trading platforms on which crypto assets are traded are or may become subject to enforcement actions by regulatory authorities. Crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, crypto asset trading platforms may be operating out of compliance with regulations, and many crypto asset trading platforms lack certain safeguards established by more traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of crypto assets on crypto asset trading platforms may be subject to larger and more frequent sudden declines than assets traded on more traditional exchanges.
Currently, there is relatively limited use of crypto assets in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by crypto assets into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of crypto assets, either of which could adversely impact the value of the Paradigm Portfolio’s investment. In addition, to the extent market participants develop a preference for one crypto asset over another, the value of the less preferred crypto assets would likely be adversely affected. Crypto assets are a new technological innovation with a limited history; it is a highly speculative asset and future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of the
Paradigm Portfolio’s indirect investment in crypto assets and the ability to exchange a crypto asset or utilize it for payments.

Institutional Class Prospectus | Kinetics Paradigm Fund | Crypto Asset Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	ªCrypto Asset Industry Risk: The crypto asset industry is a newer, speculative, and still-developing industry that faces many risks. The crypto asset industry may still be experiencing a bubble or may experience a bubble again in the future. For example, in the first half of 2022, each of Celsius
Network, Voyager Digital Ltd., and Three Arrows Capital declared bankruptcy, resulting in a loss of confidence in participants of the digital asset ecosystem and negative publicity surrounding digital assets more broadly. In November 2022, FTX Trading Ltd. (“FTX”), one of the largest digital asset platforms by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency, which were subsequently corroborated by its CEO. Shortly thereafter, FTX’s CEO resigned and FTX and many of its affiliates filed for bankruptcy in the United
States, while other affiliates have entered insolvency, liquidation, or similar proceedings around the globe, following which the U.S. Department of Justice brought criminal fraud and other charges, and the Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission
(“CFTC”) brought civil securities and commodities fraud charges, against certain of FTX’s and its affiliates’ senior executives, including its former CEO. In addition, several other entities in the crypto asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and
Genesis Global Capital, LLC. In response to these events, the prices of crypto assets experienced extreme volatility and other entities in the crypto asset industry have been negatively affected. It is possible that similar events could occur in the future, which would undermine confidence in the crypto asset industry and negatively affect the value of crypto assets. It is not possible to predict at this time all of the risks that they may pose to the Paradigm Portfolio, and therefore the Paradigm
Fund, its service providers or to the crypto asset industry as a whole.
Factors affecting the further development of crypto assets include, but are not limited to, continued
worldwide growth or possible cessation or reversal in the adoption and use of crypto assets and other digital assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences; maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets;
negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/or value of, other crypto assets.

Institutional Class Prospectus | Kinetics Paradigm Fund | Crypto Asset Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	ªCrypto Asset Regulatory Risk: Crypto asset markets in the U.S. exist in a state of regulatory uncertainty. Regulatory changes or actions by Congress as well as U.S. federal or state agencies may adversely affect the value of the Paradigm Portfolio’s indirect investments in crypto assets. As digital assets have grown in both popularity and market size, a number of state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, the
Securities and Exchange Commission, U.S. state securities regulators and several foreign governments have issued warnings and instituted legal proceedings in which they argue that certain digital assets may be classified as securities and that both those digital assets and any related initial coin offerings are subject to securities regulations. Additionally, U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity.
The Paradigm Portfolio’s exposure to crypto assets may change over time and, accordingly, such exposure may not be represented in the Paradigm Portfolio’s portfolio at any given time. Many significant aspects of the tax treatment of investments in crypto assets are uncertain, and a direct or indirect investment in crypto assets may produce non-qualifying income.
Institutional Class Prospectus | Kinetics Paradigm Fund | Single Security Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Single Security Concentration Risk: Holding a large portion of its net assets in a single security or issuer exposes the Portfolio to various risks relating to that security or issuer and to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.
Institutional Class Prospectus | Kinetics Paradigm Fund | Petroleum And Gas Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or
unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Institutional Class Prospectus | Kinetics Paradigm Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risks: In order to qualify as a RIC, the Paradigm Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal
Revenue Service (the “IRS”) that gain realized on bitcoin investments such as investments in the
Grayscale Bitcoin Trust will not be qualifying income. The Paradigm Portfolio’s investment in the
Subsidiary is expected to provide the Paradigm Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the earnings of the Subsidiary will be qualifying income for the RIC when distributed by the Subsidiary even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Paradigm Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Paradigm Portfolio’s investment in the Subsidiary will not be considered qualifying income. If the Paradigm Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Paradigm Fund would be subject to diminished returns. Additionally, the Paradigm Fund invests, directly and indirectly, in entities that take the position that they are not subject to entity-level tax. If any such entity is reclassified as a corporation for U.S. federal income tax purposes, shareholders of the Paradigm Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Paradigm Portfolio and/or its Subsidiary to operate as described in this
Prospectus and could adversely affect the Paradigm Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman
Subsidiary. If Cayman Islands law changes such that the Cayman Subsidiary must pay Cayman
Islands taxes, Paradigm Fund shareholders would likely suffer decreased investment returns.

Institutional Class Prospectus | Kinetics Paradigm Fund | Sector Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Concentration Risk: Although the Paradigm Portfolio will not concentrate its investments in any industries, the Paradigm Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors, and the Portfolio’s investments may be more volatile. As of December 31, 2025, the Portfolio had 61.5% invested in the Utilities sector.
Institutional Class Prospectus | Kinetics Paradigm Fund | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk: The Portfolio may have investments, including but not limited to bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the
Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Institutional Class Prospectus | Kinetics Paradigm Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks: There is no guarantee that the Paradigm Fund will meet its investment objective.
The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Institutional Class Prospectus | Kinetics Paradigm Fund | Small And Medium-Size Company Risks Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium-Size Company Risks: Investing in small and medium-size companies often involve more risk than investing in larger companies as small and medium-size companies have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets and have an adverse effect on the Portfolio’s performance.

Institutional Class Prospectus | Kinetics Paradigm Fund | Stock Selection Risks Member
Prospectus [Line Items]
Risk [Text Block]	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the
Paradigm Portfolio’s, and therefore the Paradigm Fund’s, investment objective.

Institutional Class Prospectus | Kinetics Paradigm Fund | Market Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Risks: Mutual funds are subject to market risks and significant fluctuations in value. If the market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), geopolitical events, tariffs and trading disruptions, terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects. Advancements in technology may adversely impact markets and the overall performance of the Fund. For example, as artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Fund.

Institutional Class Prospectus | Kinetics Paradigm Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Fair valuation of the Portfolio’s investments involves subjective judgment. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of the Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and shares of the Grayscale Bitcoin Trust have historically traded, and may continue to trade, at a significant discount or premium to net asset value. As such, the price of the Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases
$1 of a portfolio will actually own less than $1 in assets.

Institutional Class Prospectus | Kinetics Paradigm Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

Institutional Class Prospectus | Kinetics Paradigm Fund | Subsidiary Risks Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Risks: By investing in the Subsidiary, the Paradigm Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. Those investments held by the Subsidiary are generally similar to the investments that are permitted to be held by the Paradigm Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Paradigm
Portfolio. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this
Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Paradigm
Portfolio and/or its Subsidiary to continue to operate and could adversely affect the Paradigm Fund’s performance.

Institutional Class Prospectus | Kinetics Paradigm Fund | Leveraging Risks Member
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The
Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Paradigm
Portfolio. These leveraged instruments may result in losses to the Paradigm Portfolio or may adversely affect the Paradigm Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Paradigm Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.
Institutional Class Prospectus | Kinetics Paradigm Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the
Paradigm Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A low or negative interest rate environment could cause the Paradigm Portfolio's earnings to fall below the Portfolio's expense ratio, resulting in a decline in the Portfolio's share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. The risks associated with changing interest rates may have unpredictable effects on the markets and the Paradigm Portfolio's investments.

Institutional Class Prospectus | Kinetics Paradigm Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risks: Investing in foreign securities directly or indirectly (e.g., through ADRs,
GDRs, and IDRs) can carry higher returns but involve more risks than those associated with U.S.
investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, tariffs and trading disruptions, less publicly available information, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities in which the Portfolio invests may be traded in markets that close before the time that the Portfolio calculates its NAV. Furthermore, certain foreign securities in which the
Portfolio invests may be listed on foreign exchanges that trade on weekends or other days when the
Portfolio does not calculate its NAV. As a result, the value of the Portfolio’s holdings may change on days when shareholders are not able to purchase or redeem the Paradigm Fund’s shares.

Institutional Class Prospectus | Kinetics Paradigm Fund | Exchange-Traded Funds (ETFs) Risks Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as S&P Global, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Actively-managed ETFs may not meet their investment objective based on an ETF’s investment adviser success or failure to implement strategies for the
ETF and/or the investment adviser’s ability to control the ETF’s level of risk. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.
The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Institutional Class Prospectus | Kinetics Paradigm Fund | Convertible Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
Institutional Class Prospectus | Kinetics Paradigm Fund | Below Investment Grade Debt Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities,
i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

Institutional Class Prospectus | Kinetics Paradigm Fund | IPO Risk Member
Prospectus [Line Items]
Risk [Text Block]	IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Institutional Class Prospectus | Kinetics Paradigm Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to
Paradigm Fund assets or proprietary information, or cause the fund, the Investment Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the
Paradigm Fund, the Investment Adviser, or the Paradigm Fund’s other service providers, or the issuers of securities in which the Paradigm Portfolio invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell fund shares, potentially resulting in financial losses to the Paradigm Fund and its shareholders.

Institutional Class Prospectus | Kinetics Paradigm Fund | Temporary Defensive Position Risk Member
Prospectus [Line Items]
Risk [Text Block]	Temporary Defensive Position Risk: If the Paradigm Portfolio takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Paradigm Portfolio takes a temporary defensive position, the Paradigm Fund may not achieve its investment objective.

Institutional Class Prospectus | Kinetics Paradigm Fund | Emerging Markets Risks Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risks: The risks of foreign investments are usually much greater for the emerging markets. Investments in emerging markets may be considered speculative. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the
U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Institutional Class Prospectus | Kinetics Paradigm Fund | Non-Diversification Risks Member
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risks: Holding a large portion of its net assets in a small number of issuers exposes the Portfolio to various risks relating to those issuers. A change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares, and therefore the
Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

Institutional Class Prospectus | Kinetics Paradigm Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in common stocks has inherent risks that could cause you to lose money.
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Crypto Asset Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]	ªCrypto Asset Exposure Risk: Crypto assets (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although crypto assets are an emerging asset class, they are not presently widely accepted as a medium of exchange. There are thousands of crypto assets, the most well-known of which is bitcoin.
Bitcoin or BTC was the first decentralized crypto asset. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on an online, peer-to-peer computer network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Bitcoin Network allows people to exchange tokens of value, bitcoins, which are recorded on a public transaction ledger known as a Blockchain. The Fund may invest indirectly in bitcoin through the Grayscale Bitcoin
Trust and through other pooled investment vehicles that provide exposure to crypto assets. Grayscale
Bitcoin Trust is a Bitcoin ETF that enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.
In addition to the general risks of investing in other investment vehicles, the value of the Small Cap
Portfolio’s indirect investments in crypto assets are subject to fluctuations in the value of the crypto asset, which can be highly volatile. The value of crypto assets is determined by the supply and demand for crypto assets in the global market for the trading of crypto assets, which consists primarily of transactions on crypto asset trading platforms. The value of crypto assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in crypto assets generally may not be based on fundamental analysis. The Small Cap Portfolio’s exposure to crypto assets can result in substantial losses to the Small Cap Fund.
Crypto assets facilitate decentralized, peer-to-peer financial exchange and value storage, without the oversight of a central authority or banks. The value of crypto assets are not backed by any government, corporation, or other identified body. Crypto assets are also susceptible to theft, loss and destruction.
Crypto assets trade on crypto asset trading platforms, which are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These crypto asset trading platforms can cease operating temporarily or even permanently, resulting in the potential loss of users’ crypto assets or other market disruptions.
Crypto asset trading platforms may be more exposed to the risk of market manipulation than exchanges for more traditional assets. Individuals or organizations holding a large amount of crypto assets in which the Small Cap Portfolio may invest indirectly (also known as “whales”) may have the ability to manipulate the prices of those crypto assets. Crypto asset trading platforms on which crypto assets are traded are or may become subject to enforcement actions by regulatory authorities. Crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, crypto asset trading platforms may be operating out of compliance with regulations, and many crypto asset trading platforms lack certain safeguards established by more traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of crypto assets on crypto asset trading platforms may be subject to larger and more frequent sudden declines than assets traded on more traditional exchanges.
Currently, there is relatively limited use of crypto assets in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by crypto assets into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of crypto assets, either of which could adversely impact the value of the Small Cap Portfolio’s investment. In addition, to the extent market participants develop a preference for one crypto asset over another, the value of the less preferred crypto assets would likely be adversely affected. Crypto assets are a new technological innovation with a limited history; it is a highly speculative asset and future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of the
Small Cap Portfolio’s indirect investment in crypto assets and the ability to exchange a crypto asset or utilize it for payments.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Crypto Asset Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	ªCrypto Asset Industry Risk: The crypto asset industry is a newer, speculative, and still-developing industry that faces many risks. The crypto asset industry may still be experiencing a bubble or may experience a bubble again in the future. For example, in the first half of 2022, each of Celsius
Network, Voyager Digital Ltd., and Three Arrows Capital declared bankruptcy, resulting in a loss of confidence in participants of the digital asset ecosystem and negative publicity surrounding digital assets more broadly. In November 2022, FTX Trading Ltd. (“FTX”), one of the largest digital asset platforms by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency, which were subsequently corroborated by its CEO. Shortly thereafter, FTX’s CEO resigned and FTX and many of its affiliates filed for bankruptcy in the United
States, while other affiliates have entered insolvency, liquidation, or similar proceedings around the globe, following which the U.S. Department of Justice brought criminal fraud and other charges, and the Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission
(“CFTC”) brought civil securities and commodities fraud charges, against certain of FTX’s and its affiliates’ senior executives, including its former CEO. In addition, several other entities in the crypto asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and
Genesis Global Capital, LLC. In response to these events, the prices of crypto assets experienced extreme volatility and other entities in the crypto asset industry have been negatively affected. It is possible that similar events could occur in the future, which would undermine confidence in the crypto asset industry and negatively affect the value of crypto assets. It is not possible to predict at this time all of the risks that they may pose to the Small Cap Portfolio, and therefore the Small Cap
Fund, its service providers or to the crypto asset industry as a whole.
Factors affecting the further development of crypto assets include, but are not limited to, continued
worldwide growth or possible cessation or reversal in the adoption and use of crypto assets and other digital assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences; maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets;
negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/or value of, other crypto assets.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Crypto Asset Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	ªCrypto Asset Regulatory Risk: Crypto asset markets in the U.S. exist in a state of regulatory uncertainty. Regulatory changes or actions by Congress as well as U.S. federal or state agencies may adversely affect the value of the Small Cap Portfolio’s indirect investments in crypto assets. As digital assets have grown in both popularity and market size, a number of state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, the Securities and Exchange Commission, U.S. state securities regulators and several foreign governments have issued warnings and instituted legal proceedings in which they argue that certain digital assets may be classified as securities and that both those digital assets and any related initial coin offerings are subject to securities regulations. Additionally, U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity.
The Small Cap Portfolio’s exposure to crypto assets may change over time and, accordingly, such exposure may not be represented in the Small Cap Portfolio’s portfolio at any given time. Many significant aspects of the tax treatment of investments in crypto assets are uncertain, and a direct or indirect investment in crypto assets may produce non-qualifying income.
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Single Security Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	ªSingle Security Concentration Risk: Holding a large portion of its net assets in a single security or issuer exposes the Portfolio to various risks relating to that security or issuer and to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Petroleum And Gas Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services, economic conditions, tax treatment, or government regulation; government intervention; negative public perception; or
unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risks: In order to qualify as a RIC, the Small Cap Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal
Revenue Service (the “IRS”) that gain realized on bitcoin investments such as investments in the
Grayscale Bitcoin Trust will not be qualifying income. The Small Cap Portfolio’s investment in its
Subsidiary is expected to provide the Small Cap Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the earnings of the Subsidiary will be qualifying income for the RIC when distributed by the Subsidiary even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Small Cap Portfolio, in which the RIC invests. There is a risk, however, that the IRS might assert that the income derived from the Small Cap Portfolio’s investment in its Subsidiary will not be considered qualifying income. If the Small Cap Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Small Cap Fund would be subject to diminished returns. Additionally, the Small Cap Fund invests, directly and indirectly, in entities that take the position that they are not subject to entity-level tax. If any such entity is reclassified as a corporation for U.S. federal income tax purposes, shareholders of the Small Cap Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Small Cap Portfolio and/or its Subsidiary to operate as described in this Prospectus and could adversely affect the Small Cap Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the
Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes,
Small Cap Fund shareholders would likely suffer decreased investment returns.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Sector Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Concentration Risk: Although the Small Cap Portfolio will not concentrate its investments in any industries, the Small Cap Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors, and the Portfolio's investments may be more volatile. As of December 31, 2025, the
Portfolio had 43.4% invested in the Utilities sector.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk: The Portfolio may have investments, including but not limited to bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the
Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks: There is no guarantee that the Small Cap Fund will meet its investment objective.
The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Stock Selection Risks Member
Prospectus [Line Items]
Risk [Text Block]	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the
Small Cap Portfolio’s, and therefore the Small Cap Fund’s, investment objective.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Market Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Risks: Mutual funds are subject to market risks and significant fluctuations in value. If the market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), geopolitical events, tariffs and trading disruptions, terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects. Advancements in technology may adversely impact markets and the overall performance of the Fund.  For example, as artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Fund.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Fair valuation of the Portfolio’s investments involves subjective judgment. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and shares of the Grayscale Bitcoin Trust have historically traded, and may continue to trade, at a significant discount or premium to net asset value. As such, the price of the Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases
$1 of a portfolio will actually own less than $1 in assets.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Subsidiary Risks Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Risks: By investing in its Subsidiary, the Small Cap Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. Those investments held by the Subsidiary are generally similar to the investments that are permitted to be held by the Small Cap Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Small Cap
Portfolio. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this
Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Small Cap
Portfolio and/or its Subsidiary to continue to operate and could adversely affect the Small Cap Fund’s performance.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Leveraging Risks Member
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The
Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Small Cap
Portfolio. These leveraged instruments may result in losses to the Small Cap Portfolio or may adversely affect the Small Cap Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Small Cap Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the
Small Cap Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A low or negative interest rate environment could cause the Small Cap Portfolio's earnings to fall below the Portfolio's expense ratio, resulting in a decline in the Portfolio's share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. The risks associated with changing interest rates may have unpredictable effects on the markets and the Small Cap Portfolio's investments.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risks: Investing in foreign securities directly or indirectly (e.g., through ADRs,
GDRs and IDRs) can carry higher returns but involve more risks than those associated with U.S.
investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, tariffs and trading disruptions, less publicly available information, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities in which the Portfolio invests may be traded in markets that close before the time that the Portfolio calculates its NAV. Furthermore, certain foreign securities in which the
Portfolio invests may be listed on foreign exchanges that trade on weekends or other days when the
Portfolio does not calculate its NAV. As a result, the value of the Portfolio’s holdings may change on days when shareholders are not able to purchase or redeem the Small Cap Fund’s shares.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Exchange-Traded Funds (ETFs) Risks Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as S&P Global, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Actively-managed ETFs may not meet their investment objective based on an ETF’s investment adviser’s success or failure to implement strategies for the
ETF and/or the investment adviser’s ability to control the ETF’s level of risk. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Small Cap Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Convertible Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Below Investment Grade Debt Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	ªBelow Investment Grade Debt Securities Risks: Generally, below investment grade debt securities,
i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | IPO Risk Member
Prospectus [Line Items]
Risk [Text Block]	IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Small
Cap Fund assets or proprietary information, or cause the fund, the Investment Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Small Cap
Fund, the Investment Adviser, or the Small Cap Fund’s other service providers, or the issuers of securities in which the Small Cap Portfolio invests have the ability to disrupt and negatively affect the
Fund’s business operations, including the ability to purchase and sell fund shares, potentially resulting in financial losses to the Small Cap Fund and its shareholders.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Temporary Defensive Position Risk Member
Prospectus [Line Items]
Risk [Text Block]	Temporary Defensive Position Risk: If the Small Cap Portfolio takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Small Cap
Portfolio takes a temporary defensive position, the Small Cap Fund may not achieve its investment objective.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Non-Diversification Risks Member
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risks: Holding a large portion of its net assets in a small number of issuers exposes the Portfolio to various risks relating to those issuers. A change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore the Small
Cap Fund’s shares, more than shares of a more diversified mutual fund that holds more investments.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Small-Capitalization Company Risks Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Company Risks: Investing in small-capitalization companies often involve more risks than investing in larger companies as small-capitalization companies have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets and have an adverse effect on the Portfolio’s performance.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Special Situations Risks Member
Prospectus [Line Items]
Risk [Text Block]	Special Situations Risks: The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Small Cap
Portfolio, and therefore the Small Cap Fund.

Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in common stocks has inherent risks that could cause you to lose money.
Institutional Class Prospectus | Kinetics Market Opportunities Fund | Crypto Asset Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]	ªCrypto Asset Exposure Risk: Crypto assets (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although crypto assets are an emerging asset class, they are not presently widely accepted as a medium of exchange. There are thousands of crypto assets, the most well-known of which is bitcoin.
Bitcoin or BTC was the first decentralized crypto asset. Bitcoin is a type of crypto asset that is not issued by a government, bank or central organization. Bitcoin exists on an online, peer-to-peer computer network that hosts the Bitcoin Blockchain. Bitcoin has no physical existence and exists solely through the record of bitcoin transactions on the Bitcoin Blockchain. The Bitcoin Network allows people to exchange tokens of value, bitcoins, which are recorded on a public transaction ledger known as a Blockchain. The Fund may invest indirectly in bitcoin through the Grayscale Bitcoin
Trust and through other pooled investment vehicles that provide exposure to crypto assets. Grayscale
Bitcoin Trust is a Bitcoin ETF that enables investors to gain exposure to bitcoin in the form of a security while avoiding the challenges of buying, storing, and safekeeping bitcoin, directly.
In addition to the general risks of investing in other investment vehicles, the value of the Market
Opportunities Portfolio’s indirect investments in crypto assets are subject to fluctuations in the value of the crypto asset, which can be highly volatile. The value of crypto assets is determined by the supply and demand for crypto assets in the global market for the trading of crypto assets, which consists primarily of transactions on crypto asset trading platforms. The value of crypto assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in crypto assets generally may not be based on fundamental analysis. The Market Opportunities
Portfolio’s exposure to crypto assets can result in substantial losses to the Market Opportunities Fund.
Crypto assets facilitate decentralized, peer-to-peer financial exchange and value storage, without the oversight of a central authority or banks. The value of crypto assets are not backed by any government, corporation, or other identified body. Crypto assets are also susceptible to theft, loss and destruction.
Crypto assets trade on crypto asset trading platforms, which are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These crypto asset trading platforms can cease operating temporarily or even permanently, resulting in the potential loss of users’ crypto assets or other market disruptions.
Crypto asset trading platforms may be more exposed to the risk of market manipulation than exchanges for more traditional assets. Individuals or organizations holding a large amount of crypto assets in which the Market Opportunities Portfolio may invest indirectly (also known as “whales”)
may have the ability to manipulate the prices of those crypto assets. Crypto asset trading platforms on which crypto assets are traded are or may become subject to enforcement actions by regulatory authorities. Crypto asset trading platforms that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, crypto asset trading platforms may be operating out of compliance with regulations, and many crypto asset trading platforms lack certain safeguards established by more traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of crypto assets on crypto asset trading platforms may be subject to larger and more frequent sudden declines than assets traded on more traditional exchanges.
Currently, there is relatively limited use of crypto assets in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by crypto assets into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of crypto assets, either of which could adversely impact the value of the Market Opportunities
Portfolio’s investment. In addition, to the extent market participants develop a preference for one crypto asset over another, the value of the less preferred crypto assets would likely be adversely affected. Crypto assets are a new technological innovation with a limited history; it is a highly speculative asset and future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of the Market Opportunities Portfolio’s indirect investment in crypto assets and the ability to exchange a crypto asset or utilize it for payments.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Crypto Asset Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	ªCrypto Asset Industry Risk: The crypto asset industry is a newer, speculative, and still-developing industry that faces many risks. The crypto asset industry may still be experiencing a bubble or may experience a bubble again in the future. For example, in the first half of 2022, each of Celsius
Network, Voyager Digital Ltd., and Three Arrows Capital declared bankruptcy, resulting in a loss of confidence in participants of the digital asset ecosystem and negative publicity surrounding digital assets more broadly. In November 2022, FTX Trading Ltd. (“FTX”), one of the largest digital asset platforms by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency, which were subsequently corroborated by its CEO. Shortly thereafter, FTX’s CEO resigned and FTX and many of its affiliates filed for bankruptcy in the United
States, while other affiliates have entered insolvency, liquidation, or similar proceedings around the globe, following which the U.S. Department of Justice brought criminal fraud and other charges, and the Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission
(“CFTC”) brought civil securities and commodities fraud charges, against certain of FTX’s and its affiliates’ senior executives, including its former CEO. In addition, several other entities in the crypto asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and
Genesis Global Capital, LLC. In response to these events, the prices of crypto assets experienced extreme volatility and other entities in the crypto asset industry have been negatively affected. It is possible that similar events could occur in the future, which would undermine confidence in the crypto asset industry and negatively affect the value of crypto assets. It is not possible to predict at this time all of the risks that they may pose to the Market Opportunities Portfolio, and therefore the
Market Opportunities Fund, its service providers or to the crypto asset industry as a whole.
Factors affecting the further development of crypto assets include, but are not limited to, continued
worldwide growth or possible cessation or reversal in the adoption and use of crypto assets and other digital assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences; maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets;
negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/or value of, other crypto assets.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Crypto Asset Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	ªCrypto Asset Regulatory Risk: Crypto asset markets in the U.S. exist in a state of regulatory uncertainty. Regulatory changes or actions by Congress as well as U.S. federal or state agencies may adversely affect the value of the Market Opportunities Portfolio’s indirect investments in crypto assets. As digital assets have grown in both popularity and market size, a number of state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, the Securities and Exchange Commission, U.S. state securities regulators and several foreign governments have issued warnings and instituted legal proceedings in which they argue that certain digital assets may be classified as securities and that both those digital assets and any related initial coin offerings are subject to securities regulations. Additionally, U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity.
The Market Opportunities Portfolio’s exposure to crypto assets may change over time and, accordingly, such exposure may not be represented in the Market Opportunities Portfolio’s portfolio at any given time. Many significant aspects of the tax treatment of investments in crypto assets are uncertain, and a direct or indirect investment in crypto assets may produce non-qualifying income.
Institutional Class Prospectus | Kinetics Market Opportunities Fund | Single Security Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Single Security Concentration Risk: Holding a large portion of its net assets in a single security or issuer exposes the Portfolio to various risks relating to that security or issuer and to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.
Institutional Class Prospectus | Kinetics Market Opportunities Fund | Petroleum And Gas Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Petroleum and Gas Sector Risk: The profitability of companies in the oil and gas industry is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas industry may be adversely affected by: natural disasters or other catastrophes; changes in exchange rates or interest rates; prices for competitive energy services; economic conditions; tax treatment or government regulation; government intervention; negative public perception; or
unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property, imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence or labor unrest). Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.
Institutional Class Prospectus | Kinetics Market Opportunities Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risks: In order to qualify as a RIC, the Market Opportunities Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (the “IRS”) that gain realized on bitcoin investments such as investments in the Grayscale Bitcoin Trust will not be qualifying income. The Market Opportunities
Portfolio’s investment in each Subsidiary is expected to provide the Market Opportunities Fund with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the earnings of each Subsidiary will be qualifying income for the RIC when distributed by the Subsidiary even though the income would not be qualifying income if earned directly by the RIC or directly by an entity classified as a partnership for federal income tax purposes, such as the Market Opportunities Portfolio, in which the RIC invests.
There is a risk, however, that the IRS might assert that the income derived from the Market
Opportunities Portfolio’s investment in a Subsidiary will not be considered qualifying income. If the
Market Opportunities Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Market Opportunities Fund would be subject to diminished returns. Additionally, the Market Opportunities Fund invests, directly and indirectly, in entities that take the position that they are not subject to entity-level tax. If any such entity is reclassified as a corporation for U.S.
federal income tax purposes, shareholders of the Market Opportunities Fund would be subject to diminished returns. Changes in the laws of the United States, Delaware and/or the Cayman Islands
could result in the inability of the Market Opportunities Portfolio and/or its Subsidiaries to operate as described in this Prospectus and could adversely affect the Market Opportunities Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Cayman Subsidiary. If Cayman Islands law changes such that the Cayman
Subsidiary must pay Cayman Islands taxes, Market Opportunities Fund shareholders would likely suffer decreased investment returns.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Sector Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Concentration Risk: Although the Market Opportunities Portfolio will not concentrate its investments in any industries, the Market Opportunities Portfolio may, at certain times, have concentrations in one or more sectors which may cause the Portfolio to be more sensitive to economic changes or events occurring in those sectors, and the Portfolio's investments may be more volatile. As of December 31, 2025, the Portfolio had 35.1% invested in the Utilities sector.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk: The Portfolio may have investments, including but not limited to bitcoin, that appreciate or depreciate significantly in value over short periods of time. This may cause the
Portfolio’s net asset value per share to experience significant increases or declines in value over short periods of time.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks: There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market
Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Small And Medium-Size Company Risks Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Stock Selection Risks Member
Prospectus [Line Items]
Risk [Text Block]	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the
Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, investment objective.
Institutional Class Prospectus | Kinetics Market Opportunities Fund | Market Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Risks: Mutual funds are subject to market risks and significant fluctuations in value. If the market declines in value, the Market Opportunities Portfolio is likely to decline in value and you could lose money on your investment. Natural disasters, public health emergencies (including epidemics and pandemics), geopolitical events, tariffs and trading disruptions, terrorism and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects. Advancements in technology may adversely impact markets and the overall performance of the Fund.  For example, as artificial intelligence is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Fund.
Institutional Class Prospectus | Kinetics Market Opportunities Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk: The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities or other investments, such as bitcoin, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Fair valuation of the Portfolio's investments involves subjective judgment. The Portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Shares of the Grayscale Bitcoin Trust are intended to reflect the price of bitcoin assets, less fees and expenses, and shares of the Grayscale Bitcoin Trust have historically traded, and may continue to trade, at a significant discount or premium to net asset value. As such, the price of the Grayscale Bitcoin Trust may go down even if the price of the underlying asset, bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases
$1 of a portfolio will actually own less than $1 in assets.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price. The Portfolio’s significant investment in a single position, makes the Portfolio especially susceptible to the risk that during certain periods the liquidity of the single position will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Subsidiary Risks Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Risks: By investing in its Subsidiaries, the Market Opportunities Portfolio is indirectly exposed to the risks associated with each Subsidiary’s investments. Those investments held by the
Subsidiaries are generally similar to the investments that are permitted to be held by the Market
Opportunities Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Market Opportunities Portfolio. Each Subsidiary is not registered under the 1940
Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the
1940 Act. In addition, changes in the laws of the United States, Delaware and/or the Cayman Islands
could result in the inability of the Market Opportunities Portfolio and/or its Subsidiaries to continue to operate and could adversely affect the Market Opportunities Fund’s performance.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Leveraging Risks Member
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The
Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Market
Opportunities Portfolio. These leveraged instruments may result in losses to the Market Opportunities
Portfolio or may adversely affect the Market Opportunities Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Market
Opportunities Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the
Market Opportunities Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A low or negative interest rate environment could cause the Market Opportunities Portfolio’s earnings to fall below the Portfolio’s expense ratio, resulting in a decline in the Portfolio’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. The risks associated with changing interest rates may have unpredictable effects on the markets and the Market Opportunities
Portfolio’s investments.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risks: Investing in foreign securities directly or indirectly (e.g., through ADRs,
GDRs and IDRs) can carry higher returns but involve more risks than those associated with U.S.
investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, tariffs and trading disruptions, less publicly available information, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities in which the Portfolio invests may be traded in markets that close before the time that the Portfolio calculates its NAV. Furthermore, certain foreign securities in which the
Portfolio invests may be listed on foreign exchanges that trade on weekends or other days when the
Portfolio does not calculate its NAV. As a result, the value of the Portfolio’s holdings may change on days when shareholders are not able to purchase or redeem the Market Opportunities Fund’s shares.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Exchange-Traded Funds (ETFs) Risks Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as S&P Global, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Actively-managed ETFs may not meet their investment objective based on an ETF’s investment adviser success or failure to implement strategies for the ETF and/or the investment adviser’s ability to control the ETF’s level of risk. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Convertible Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
Institutional Class Prospectus | Kinetics Market Opportunities Fund | Below Investment Grade Debt Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities,
i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | IPO Risk Member
Prospectus [Line Items]
Risk [Text Block]	IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	ªCybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to
Internet Fund assets or proprietary information, or cause the fund, the Investment Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the
Internet Fund, the Investment Adviser, or the Internet Fund’s other service providers, or the issuers of securities in which the Internet Portfolio invests have the ability to disrupt and negatively affect the
Fund’s business operations, including the ability to purchase and sell fund shares, potentially resulting in financial losses to the Internet Fund and its shareholders.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Temporary Defensive Position Risk Member
Prospectus [Line Items]
Risk [Text Block]	ªTemporary Defensive Position Risk: If the Internet Portfolio takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Internet Portfolio takes a temporary defensive position, the Internet Fund may not achieve its investment objective.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Non-Diversification Risks Member
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risks: Holding a large portion of its net assets in a small number of issuers exposes the Portfolio to various risks relating to those issuers. A change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares, and therefore the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Sector Emphasis Risks Member
Prospectus [Line Items]
Risk [Text Block]	Sector Emphasis Risks: The Market Opportunities Portfolio’s investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector. The Market Opportunities Portfolio’s investments in the gaming sector may be adversely affected by changes in economic conditions. The casino industry is particularly susceptible to economic conditions that negatively affect tourism. Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies. In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

Institutional Class Prospectus | Kinetics Market Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in common stocks has inherent risks that could cause you to lose money.